UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-21894

 NAME OF REGISTRANT:                     Cohen & Steers Asia Pacific
                                         Realty Shares, Inc.



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 280 Park Avenue
                                         New York, NY 10017

 NAME AND ADDRESS OF AGENT FOR SERVICE:  John McLean
                                         280 Park Avenue
                                         New York, NY 10017

 REGISTRANT'S TELEPHONE NUMBER:          212-832-3232

 DATE OF FISCAL YEAR END:                10/31

 DATE OF REPORTING PERIOD:               07/01/2006 - 06/30/2007

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Cohen & Steers Asia Pacific Realty Shares
--------------------------------------------------------------------------------------------------------------------------
 AMP NZ OFFICE TRUST                                                                         Agenda Number:  701221400
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q0344R107
    Meeting Type:  SGM
    Meeting Date:  09-May-2007
          Ticker:
            ISIN:  NZAPTE0001S3
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Ratify, for the purposes of NZSX Listing Rule             Mgmt          For                            For
       7.3.5(b)(III), the issue on 18 DEC 2006 of
       36,036,036 ordinary units in the Trust to various
       Investors at an issue price of NZD 1.11 per
       unit on the terms as specified

2.     Ratify, for the purposes of NZSX Listing Rule             Mgmt          For                            For
       7.3.5(b)(III), the issue on or around 24 APR
       2007 of 52,238,806 ordinary units in the Trust
       to various Investors at an issue price of NZD
       1.34 per unit on the terms as specified




--------------------------------------------------------------------------------------------------------------------------
 ASCOTT RESIDENCE TRUST                                                                      Agenda Number:  701134152
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y0261Y102
    Meeting Type:  EGM
    Meeting Date:  23-Feb-2007
          Ticker:
            ISIN:  SG1T08929278
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

E.1    Approve the ART to offer and issue such number            Mgmt          For                            For
       of new units in ART the New Units at the
       issue price as specified, issued by Ascott
       Residence Trust Management Limited, as the
       Manager of ART the Manager, to unitholders
       of ART the Unitholders, as would be required
       to raise gross proceeds of approximately SGD
       199.0 million in the manner as specified the
       Equity Fund Raising and to make the advanced
       distribution as specified as a consequence
       of the Equity Fund Raising; and authorize the
       Manager, any Director of the Manager the Director
       and DBS Trustee Limited, as trustee of ART
       the Trustee, to complete and do all such
       acts and things including executing all such
       documents as may be required as the Manager,
       such Director or as the case may be the Trustee
       may consider expedient or necessary or in the
       interests of ART to give effect to the Equity
       Fund Raising and to make the advanced distribution

2.     Approve, subject to and contingent upon the               Mgmt          For                            For
       passing of Resolution E.1, for the placement
       of up to such number of New Units to The Ascott
       Group Limited and its subsidiaries collectively,
       the Ascott Group under the private placement
       tranche of the Equity Fund Raising, as would
       be required to maintain their pre-placement
       unitholdings, in percentage terms; and authorize
       the Manager, any Director and the Trustee to
       complete and do all such acts and things including
       executing all such documents as may be required
       as the Manager, such Director or as the case
       may be the Trustee may consider expedient
       or necessary or in the interests of to give
       effect to such placement of New Units to the
       Ascott Group

E.3    Approve the general mandate to be given to the            Mgmt          For                            For
       Manager pursuant to Rule 887(1) of the Listing
       Manual issued by Singapore Exchange Securities
       Trading Limited for the issue of new units
       in ART Units in the FYE 31 DEC 2007, provided
       that such number of new Units do not exceed
       50.0% of the number of Units in issue after
       the Equity Fund Raising taking into account
       New Units issued pursuant to the Equity Fund
       Raising, of which the aggregate number of
       new units issued other than on a pro rata basis
       to existing unitholders must not be more than
       20.0% of the number of units in issue after
       the Equity Fund Raising taking into account
       New Units issued pursuant to the Equity Fund
       Raising the General Mandate; and authorize
       the Manager, any Director and the Trustee to
       complete and do all such acts and things including
       executing all such documents as may be required
       as the Manager, such Director or as the case
       may be the Trustee may consider expedient
       or necessary or in the interests of ART to
       give effect to the general mandate

E.4    Approve the supplement Clause 16.2 of the deed            Mgmt          For                            For
       of trust dated 19 JAN 2006 constituting ART
       for the purpose of reflecting the Manager s
       intention to pay the Trustee remuneration which
       is based on the value of deposited property
       as specified rather than property values
       as specified as set out in a fee letter
       dated 15 NOV 2005 as well as align the remuneration
       of the Trustee with market practice the Trustee
       Remuneration Supplement; and authorize the
       Manager, any Director and the Trustee to complete
       and do all such acts and things including
       executing all such documents as may be required
       as the Manager, such Director or as the case
       may be the Trustee may consider expedient
       or necessary or in the interests of ART to
       give effect to the Trustee Remuneration Supplement




--------------------------------------------------------------------------------------------------------------------------
 CAPITALAND LTD                                                                              Agenda Number:  701178003
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y10923103
    Meeting Type:  EGM
    Meeting Date:  27-Apr-2007
          Ticker:
            ISIN:  SG1J27887962
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Authorize the Directors of the Company, for               Mgmt          For                            For
       the purposes of Sections 76C and 76E of the
       Companies Act, Chapter 50 the Companies Act,
       to purchase or otherwise acquire ordinary shares
       in the capital of the Company Shares not
       exceeding in aggregate the Maximum Limit as
       hereafter defined, at such price or prices
       as may be determined by the Directors from
       time to time up to the maximum price as hereafter
       defined, whether by way of: i) market purchases
       on the Singapore Exchange Securities Trading
       Limited SGX-ST and/or any other stock exchange
       on which the Shares may for the time being
       be listed and quoted Other Exchange; and/or
       ii) off-market purchases if effected otherwise
       than on the SGX-ST or, as the case may be,
       Other Exchange in accordance with any equal
       access schemes as may be determined or formulated
       by the Directors as they consider fit, which
       schemes shall satisfy all the conditions
       prescribed by the Companies Act, and otherwise
       in accordance with all other laws and regulations
       and rules of the SGXST or, as the case may
       be, Other Exchange as may for the time being
       be applicable; Authority expires the earlier
       at the conclusion of the next AGM of the Company
       is held or the date by which the next AGM of
       the Company is required by Law to be held;
       and authorize the Directors of the Company
       and/or any of them to complete and do all such
       acts and things including executing such documents
       as may be required as they and/or he may consider
       expedient or necessary to give effect to the
       transactions contemplated and/or authorized
       by this resolution

       PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE         Non-Voting    No vote
       IN RECORD DATE.  IF YOU HAVE ALREADY SENT IN
       YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
       FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
       INSTRUCTIONS.  THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 CAPITALAND LTD                                                                              Agenda Number:  701179120
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y10923103
    Meeting Type:  AGM
    Meeting Date:  27-Apr-2007
          Ticker:
            ISIN:  SG1J27887962
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the Directors  report and               Mgmt          For                            For
       the audited financial statements for the YE
       31 DEC 2006 and the Auditors  report thereon

2.     Declare the following dividends for the YE 31             Mgmt          For                            For
       December 2006: a) a first and final dividend
       of 7.00c per share, of which up to 3.97c will
       be less Singapore income tax at 18% and the
       balance will be 1-tier; and b) a special 1-tier
       dividend of 5.00c per share

3.     Approve the Directors  fees of SGD 1,081,003              Mgmt          For                            For
       for the YE 31 DEC 2006

4.i    Re-appoint Dr. Hu Tsu Tau as a Director, who              Mgmt          For                            For
       retires under Section 153(6) of the Companies
       Act, Chapter 50 of Singapore, until the next
       AGM

4.ii   Re-appoint Mr. Hsuan Owyang as a Director, who            Mgmt          For                            For
       retires under Section 153(6) of the Companies
       Act, Chapter 50 of Singapore, until the next
       AGM

4.iii  Re-appoint Mr. Lim Chin Beng as a Director,               Mgmt          For                            For
       who retires under Section 153(6) of the Companies
       Act, Chapter 50 of Singapore, until the next
       AGM

5.i    Re-elect Mr. Liew Mun Leong as a Director, who            Mgmt          Against                        Against
       retires by rotation pursuant to Article 95
       of the Articles of Association of the Company

5.ii   Re-elect Mr. Richard Edward Hale as a Director,           Mgmt          For                            For
       who retires by rotation pursuant to Article
       95 of the Articles of Association of the Company

5.iii  Re-elect Mr. Peter Seah Lim Huat as a Director,           Mgmt          For                            For
       who retires by rotation pursuant to Article
       95 of the Articles of Association of the Company

6.     Re-elect Prof. Kenneth Stuart Courtis, as a               Mgmt          For                            For
       Director, who retires pursuant to Article 101
       of the Articles of Association of the Company

7.     Re-appoint Messrs. KPMG as the Auditors of the            Mgmt          For                            For
       Company and authorize the Directors to fix
       their remuneration

8.     Transact other ordinary business                          Mgmt          Against                        Against

9.A    Authorize the Directors of the Company, pursuant          Mgmt          For                            For
       to Section 161 of the Companies Act, Chapter
       50 of Singapore, to: a) i) issue shares in
       the capital of the Company shares whether
       by way of rights, bonus or otherwise; and/or
       ii) make or grant offers, agreements or options
       collectively, Instruments that might or would
       require shares to be issued, including but
       not limited to the creation and issue of as
       well as adjustments to warrants, debentures
       or other instruments convertible into shares,
       at any time and upon such terms and conditions
       and for such purposes and to such persons as
       the Directors may in their absolute discretion
       deem fit; and b) notwithstanding the authority
       conferred by this resolution may have ceased
       to be in force issue shares in pursuance of
       any instrument made or granted by the Directors
       while this resolution was in force, provided
       that: 1) the aggregate number of shares to
       be issued pursuant to this resolution including
       shares to be issued in pursuance of Instruments
       made or granted pursuant to this Resolution
       does not exceed 50% of the issued shares in
       the capital of the Company as calculated in
       accordance with this resolution, of which
       the aggregate number of shares to be issued
       other than on a pro rata basis to shareholders
       of the Company including shares to be issued
       in pursuance of Instruments made or granted
       pursuant to this resolution does not exceed
       20% of the issued shares in the capital of
       the Company as calculated in accordance this
       resolution; 2) subject to such manner of
       calculation as may be prescribed by the Singapore
       Exchange Securities Trading Limited SGX-ST
       for the purpose of determining the aggregate
       number of shares that may be issued, the percentage
       of issued shares shall be based on the number
       of issued shares in the capital of the Company
       at the time this Resolution is passed, after
       adjusting for: i) new shares arising from the
       conversion or exercise of any convertible securities
       or share options or vesting of share awards
       which are outstanding or subsisting at the
       time this resolution is passed; and ii) any
       subsequent consolidation or subdivision of
       shares; and 3) in exercising the authority
       conferred by this Resolution, the Company shall
       comply with the provisions of the Listing Manual
       of the SGX-ST for the time being in force (unless
       such compliance has been waived by the SGX-ST)
       and the Articles of Association for the time
       being of the Company; Authority expires the
       earlier at the conclusion of the next AGM of
       the Company or the date by which the next AGM
       of the Company is required by Law to be held

9.B    Authorize the Directors to: a) offer and grant            Mgmt          Against                        Against
       options in accordance with the provisions of
       the Capita Land Share Option Plan Share Option
       Plan and/or to grant awards in accordance
       with the provisions of the Capita Land Performance
       Share Plan Performance Share Plan and/or
       the Capita Land Restricted Stock Plan Restricted
       Stock Plan the Share Option Plan, the Performance
       Share Plan and the Restricted Stock Plan, together
       the Share Plans; and b) allot and issue from
       time to time such number of shares in the Company
       as may be required to be issued pursuant to
       the exercise of options under the Share Option
       Plan and/or such number of fully paid shares
       in the Company as may be required to be issued
       pursuant to the vesting of awards under the
       Performance Share Plan and/or the Restricted
       Stock Plan, provided that the aggregate number
       of shares to be issued pursuant to the Share
       Plans not exceeding 15% of the total issued
       shares in the capital of the Company from time
       to time




--------------------------------------------------------------------------------------------------------------------------
 CHAMPION REAL ESTATE INVESTMENT TRUST                                                       Agenda Number:  701101305
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1292D109
    Meeting Type:  EGM
    Meeting Date:  05-Dec-2006
          Ticker:
            ISIN:  HK2778034606
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

S.1    Approve, subject to the passing of Resolution             Mgmt          For                            For
       S.4, pursuant to Clause 31.1 of the Trust Deed
       constituting Champion REIT dated 26 APR 2006
       the  Trust Deed ) entered into between Eagle
       Asset Management  CP  Limited, as the Manager
       the  Manager   of Champion REIT, and HSBC
       Institutional Trust Services  Asia  Limited,
       as Trustee of Champion REIT  the  Trustee
       , to delete the Clauses 7.2.2 and 7.2.3 of
       the Trust Deed and replace with the new text
       as specified and pursuant to Clause 31.1 of
       the Trust Deed delete Clause 7.2.4 of the Trust
       Deed in its entirety and authorize the Manager,
       any Director of the Manager and the Trustee
       to complete and do or cause to be done all
       such acts and things  including executing all
       such documents as may be required  as the Manager,
       such Director of the Manager or the Trustee,
       as the case may be, may consider expedient
       or necessary or in the interests of Champion
       REIT to give effect to the above amendments
       in relation to Clauses 7.2.2, 7.2.3 and 7.2.4
       of the Trust Deed

S.2    Amend, pursuant to Clause 31.1 of the Trust               Mgmt          For                            For
       Deed, Schedule 1 to the Trust Deed by inserting
       the new Paragraph as specified immediately
       after Paragraph 3.7 of Schedule 1 to the Trust
       Deed; and authorize the Manager, any Director
       of the Manager and the Trustee to complete
       and do or cause to be done all such acts and
       things  including executing all such documents
       as may be required  as the Manager, such Director
       of the Manager or the Trustee, as the case
       may be, may consider expedient or necessary
       or in the interests of Champion REIT to give
       effect to the above amendment in relation to
       Schedule 1 to the Trust Deed

S.3    Amend, subject to the passing of resolution               Mgmt          Against                        Against
       S.1, pursuant to Clause 31.1 of the Trust Deed,
       Clause 7.1.6 of the Trust Deed by deleting
       in its entirety and replacing with the new
       text as specified; and authorize the Manager,
       any Director of the Manager and the Trustee
       to complete and do or cause to be done all
       such acts and things  including executing all
       such documents as may be required  as the Manager,
       such Director of the Manager or the Trustee,
       as the case may be, may consider expedient
       or necessary or in the interests of Champion
       REIT to give effect to the above amendment
       in relation to Clause 7.1.6 of the Trust Deed

S.4    Amend, pursuant to Clause 31.1 of the Trust               Mgmt          For                            For
       Deed, the definition of  Code  in Clause 1.1
       of the Trust Deed by deleting in its entirety
       and replacing with the new text as specified;
       and authorize the Manager, any Director of
       the Manager and the Trustee to complete and
       do or cause to be done all such acts and things
       including executing all such documents as
       may be required  as the Manager, such Director
       of the Manager or the Trustee, as the case
       may be, may consider expedient or necessary
       or in the interests of Champion REIT to give
       effect to the above amendments in relation
       to Clause 1.1 of the Trust Deed




--------------------------------------------------------------------------------------------------------------------------
 CHAMPION REAL ESTATE INVESTMENT TRUST                                                       Agenda Number:  701119388
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1292D109
    Meeting Type:  EGM
    Meeting Date:  03-Jan-2007
          Ticker:
            ISIN:  HK2778034606
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve: the acquisition by Champion REIT through        Mgmt          For                            For
       Elegant Wealth Limited, a Company indirectly
       wholly-owned and controlled by HSBC Institutional
       Trust Services Asia Limited, in its capacity
       as Trustee of Champion REIT the Trustee,
       of the whole of the 34th, 36th and 37th Floors
       of Citibank Tower and private carparking spaces
       Nos. 39, 40 and 41 on the second basement of
       Citibank Plaza, located at 3 Garden Road, Central,
       Hong Kong the New Property as specified and
       on the terms and conditions set out in the
       Conditional Sale and Purchase Agreement dated
       11 DEC 2006 Agreement, and entered into by
       Elegant Wealth Limited, Fair Page Limited the
       Vendor, Kerry Properties Limited as the Guarantor
       of the Vendor, and the Trustee as the Guarantor
       of Elegant Wealth Limited, and for payment
       of all fees and expenses relating to the acquisition
       of the New Property; and that Eagle Asset Management
       CP Limited, in its capacity as the Manager
       of Champion REIT the Manager, issue 50,880,000
       new units in Champion REIT the Consideration
       Units to the Vendor or its nominated person
       at HKD 5.10 per unit as partial payment of
       the consideration for the acquisition of the
       new property on the terms and conditions as
       specified; and authorize the Manager, any Director
       of the Manager and the Trustee to complete
       and do or cause to be done all such acts and
       things including executing all such documents
       as may be required as the Manager, such Director
       of the Manager or, as the case may be, the
       Trustee may consider expedient or necessary
       or in the interests of Champion REIT to give
       effect to each of the Acquisition and the issue
       of Consideration Units in connection with the
       Acquisition




--------------------------------------------------------------------------------------------------------------------------
 CHEUNG KONG (HOLDINGS) LTD                                                                  Agenda Number:  701216447
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y13213106
    Meeting Type:  AGM
    Meeting Date:  17-May-2007
          Ticker:
            ISIN:  HK0001000014
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and approve the audited financial statements,     Mgmt          For                            For
       the report of the Directors and the Independent
       Auditor s report for the YE 31 DEC 2006

2.     Declare a final dividend                                  Mgmt          For                            For

3.1    Elect Mr. Ip Tak Chuen, Edmond as a Director              Mgmt          For                            For

3.2    Elect Ms. Woo Chia Ching, Grace as a Director             Mgmt          For                            For

3.3    Elect Mr. Chiu Kwok Hung, Justin as a Director            Mgmt          For                            For

3.4    Elect Mr. Chow Kun Chee, Roland as a Director             Mgmt          For                            For

3.5    Elect Mr. Yeh Yuan Chang, Anthony as a Director           Mgmt          For                            For

3.6    Elect Mr. Chow Nin Mow, Albert as a Director              Mgmt          For                            For

3.7    Elect Dr. Wong Yick-ming, Rosanna as a Director           Mgmt          For                            For

3.8    Elect Mr. Kwan Chiu Yin, Robert as a Director             Mgmt          For                            For

4.     Appoint Messrs. Deloitte Touche Tohmatsu as               Mgmt          For                            For
       the Auditors and authorize the Directors to
       fix their remuneration

5.1    Authorize the Directors to issue and dispose              Mgmt          Against                        Against
       of additional shares not exceeding 20% of the
       existing issued share capital of the Company
       at the date of this resolution until the next
       AGM Relevant Period, such mandate to include
       the granting of offers or options including
       bonds and debentures convertible into shares
       of the Company which might be exercisable
       or convertible during or after the Relevant
       Period

5.2    Authorize the Directors, subject to this resolution,      Mgmt          For                            For
       during the Relevant Period as specified to
       repurchase shares of HKD 0.50 each in the capital
       of the Company in accordance with all applicable
       laws and the requirements of the Rules Governing
       the Listing of Securities on The Stock Exchange
       of Hong Kong Limited or of any other stock
       exchange as amended from time to time, the
       aggregate nominal amount of shares of the Company
       to be repurchased by the Company pursuant to
       the approval in this resolution shall not exceed
       10% of the aggregate nominal amount of the
       share capital of the Company in issue at the
       date of this resolution, and the said approval
       shall be limited accordingly; Authority expires
       at earlier of the conclusion of the next AGM
       of the Company; or the expiration of the period
       within which the next AGM of the Company is
       required by Law to be held

5.3    Authorize the Directors to issue and dispose              Mgmt          Against                        Against
       of additional shares pursuant to Resolution
       5.1 as specified be extended by the addition
       thereto of an amount representing the aggregate
       nominal amount of the share capital of the
       Company repurchased by the Company under the
       authority granted pursuant to Resolution 5.2
       as specified, provided that such amount shall
       not exceed 10% of the aggregate nominal amount
       of the issued share capital of the Company
       at the date of the said resolution

S.6    Amend by deleting the existing Article 94 in              Mgmt          For                            For
       its entirety and substituting with the new
       Article of the Company s Articles of Association,
       as specified




--------------------------------------------------------------------------------------------------------------------------
 CHINESE ESTATES HOLDINGS LTD                                                                Agenda Number:  701212754
--------------------------------------------------------------------------------------------------------------------------
        Security:  G2108M176
    Meeting Type:  AGM
    Meeting Date:  15-May-2007
          Ticker:
            ISIN:  BMG2108M1762
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and approve the financial statements,             Mgmt          For                            For
       Directors  report and the Auditors  report
       for the YE 31 DEC 2006

2.     Approve a final dividend for the YE 31 DEC 2006           Mgmt          For                            For

3.A    Re-elect Mr. Lau, Ming-Wai as a Director                  Mgmt          For                            For

3.B    Re-elect Mr. Cheng, Kwee as a Director                    Mgmt          For                            For

3.C    Authorize the Directors to fix their remuneration         Mgmt          For                            For
       of the Auditors

4.     Re-appoint the Auditors and authorize the Directors       Mgmt          For                            For
       to fix the remuneration of the Auditors

5.     Authorize the Directors of the Company to purchase        Mgmt          For                            For
       issued shares of HKD 0.10 each in the capital
       of the Company during the relevant period,
       subject to and in accordance with all applicable
       laws and the requirements of the Rules Governing
       the Listing of Securities on The Stock Exchange
       of Hong Kong Limited as amended from time to
       time, not exceeding 10% of the aggregate nominal
       amount of the issued share capital of the Company
       on the date of this resolution; Authority
       expires the earlier of the conclusion of the
       AGM of the Company or the expiration of the
       period within which the next AGM of the Company
       is required by law and/or the Company s Bye-laws
       to be held

6.     Authorize the Directors of the Company to allot,          Mgmt          Against                        Against
       issue or deal with additional shares in the
       capital of the Company, and to make or grant
       offers, agreements, options and rights of exchange
       or conversion during and after the relevant
       period, not exceeding 10% of the aggregate
       nominal amount of the issued share capital
       of the Company on the date of this resolution;
       otherwise than pursuant to i) a rights issue;
       or ii) the share option scheme of the Company;
       or iii) any scrip dividend or similar arrangement
       and to issue, allot and deal with additional
       shares not exceeding 5% of the aggregate nominal
       amount of the issued share capital of the Company
       as at the date of the passing this resolution
       in connection with any excercise of rights
       of the bondholders of the Convertible Bonds
       to convert the bonds to shares

7.     Approve, conditional upon the passing of Resolutions      Mgmt          Against                        Against
       5 and 6 as specified, to extend the general
       mandate granted to the Directors of the Company,
       pursuant to Resolution 6 as specified, by an
       amount representing the aggregate nominal amount
       of the share capital of the Company purchased
       by the Company pursuant to Resolution No. 5
       as specified, provided that such amount does
       not exceed 10% of the aggregate nominal amount
       of the issued share capital of the Company
       on the date of this resolution

S.8    Amend the Bye-Laws 101(A) (vii), 111 and 117              Mgmt          For                            For
       and its marginal note of the Bye-laws of the
       Company as specified




--------------------------------------------------------------------------------------------------------------------------
 COUNTRY GARDEN HOLDINGS CO LTD, GUANGDONG                                                   Agenda Number:  701224278
--------------------------------------------------------------------------------------------------------------------------
        Security:  G24524103
    Meeting Type:  AGM
    Meeting Date:  28-May-2007
          Ticker:
            ISIN:  KYG245241032
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and approve the consolidated financial            Mgmt          For                            For
       statements, the Company s audited financial
       statements and the reports of the Directors
       and Auditor of the Company for YE 31 DEC 2006

2.A    Re-elect Mr. Cui Jianbo as a Director                     Mgmt          Against                        Against

2.B    Re-elect Mr. Yang Erzhu as a Director                     Mgmt          For                            For

2.C    Re-elect Mr. Yang Zhicheng as a Director                  Mgmt          For                            For

2.D    Re-elect Mr. Yang Yongchao as a Director                  Mgmt          For                            For

2.E    Re-elect Mr. Lai Ming, Joseph as a Director               Mgmt          For                            For

2.F    Authorize the Board of Directos of the Company            Mgmt          For                            For
       to fix the Directors  fee

3.     Re-appoint the Auditors of the Company and authorize      Mgmt          For                            For
       the Board of Directors to fix their remuneration

4.     Authorize the Directors, subject to paragraph             Mgmt          Against                        Against
       this resolution and pursuant to the Rules Governing
       the Listing of Securities on the Stock Exchange
       of Hong Kong Limited the Listing Rules, to
       allot, issue and deal with any unissued shares
       in the capital of the Company and make or grant
       offers, agreements and options including but
       not limited to warrants, bonds and debentures
       convertible into shares, during and after
       the relevant period, not exceeding 20% of the
       aggregate nominal amount of the issued share
       capital of the Company, otherwise than pursuant
       to i) a rights issue as specified; or ii)
       an issue of shares upon the exercise of options
       which may be granted under any Share option
       Scheme or under any option scheme or similar
       arrangement for time being adopted for the
       grant or issue to Officers and/or employees
       of the Company and/or any of its subsidiaries
       or any other person of shares or rights to
       acquire shares of the Company; or iii) any
       scrip dividend schemes or similar arrangement
       providing for the allotment and issue of shares
       in lieu of the whole or part of a dividend
       on shares of the Company in accordance with
       the Articles of Association of the Company;
       or iv) a specific authority granted by the
       shareholders of the Company in general meeting;
       and Authority expires the earlier of the conclusion
       of the next AGM of the Company or the expiration
       of the period within which the next AGM of
       the Company is required by the Articles of
       Association of the Company or any applicable
       Law of the Cayman Islands to be held

5.     Authorize the Directors of the Company to repurchase      Mgmt          For                            For
       shares of the Company during the relevant period,
       on The Stock Exchange of Hong Kong Limited
       or any other stock exchange on which the shares
       of the Company have been or may be listed and
       recognized by the Securities and Futures Commission
       under the Hong Kong Code on share repurchases
       for such purposes, subject to and in accordance
       with all applicable Laws and regulations, not
       exceeding 10% of the aggregate nominal amount
       of the issued share capital of the Company
       in issue at the date of this resolution; Authority
       expires the earlier of the conclusion of the
       next AGM of the Company or the expiration of
       the period within which the next AGM of the
       Company is required by the Articles of Association
       of the Company or any applicable Law of the
       Cayman Islands to be held

6.     Approve, conditional upon the passing of Resolutions      Mgmt          Against                        Against
       4 and 5 as specified, to extend the general
       mandate granted to the Directors to allot,
       issue and deal with additional shares in the
       capital of the Company pursuant to ordinary
       resolution numbered 4, by an amount representing
       the aggregate nominal amount of the share capital
       repurchased by the Company pursuant to resolution
       5, provided that such amount does not exceed
       10% of the aggregate nominal amount of the
       issued share capital of the Company at the
       date of passing this resolution




--------------------------------------------------------------------------------------------------------------------------
 DAIBIRU CORPORATION                                                                         Agenda Number:  701280579
--------------------------------------------------------------------------------------------------------------------------
        Security:  J08463101
    Meeting Type:  AGM
    Meeting Date:  28-Jun-2007
          Ticker:
            ISIN:  JP3497200000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Expand Business Lines                  Mgmt          For                            For

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

4      Appoint a Corporate Auditor                               Mgmt          For                            For

5      Approve Payment of Bonuses to Directors                   Mgmt          For                            For

6      Approve Provision of Retirement Allowance for             Mgmt          Against                        Against
       Directors and Corporate         Auditors




--------------------------------------------------------------------------------------------------------------------------
 GPT GROUP                                                                                   Agenda Number:  701183826
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q4252X106
    Meeting Type:  AGM
    Meeting Date:  09-May-2007
          Ticker:
            ISIN:  AU000000GPT8
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Receive the Directors  report and financial               Non-Voting    No vote
       statements for the YE 31 DEC 2006 together
       with the Auditor s report

1.     Re-elect Ms. Anne McDonald as a Director of               Mgmt          For                            For
       the Company

2.     Re-elect Mr. Ian Martin as a Director of the              Mgmt          For                            For
       Company

3.     Adopt the remuneration report for the YE 31               Mgmt          For                            For
       DEC 2006

4.     Approve the making of a loan to Mr. Nic Lyons             Mgmt          For                            For
       for the acquisition of GPT Securities by Mr.
       Lyons under the GPT Employee Long Term Incentive
       Scheme for all purposes under the Corporations
       Act

5.     Approve, effective from the close of the meeting,         Mgmt          For                            For
       the total amount that may be paid in aggregate
       and in any 1 year by the Company to the Non-Executive
       Directors as remuneration for services be increased
       by AUD 50,000 from AUD 1,450,000 to AUD 1,500,000




--------------------------------------------------------------------------------------------------------------------------
 GREAT EAGLE HOLDINGS LTD                                                                    Agenda Number:  701231285
--------------------------------------------------------------------------------------------------------------------------
        Security:  G4069C148
    Meeting Type:  AGM
    Meeting Date:  25-May-2007
          Ticker:
            ISIN:  BMG4069C1486
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and approve the audited financial statements      Mgmt          For                            For
       and the reports of the Directors and the Auditors
       of the Company for the YE 31 DEC 2006

2.     Declare the payment of a final dividend of HKD            Mgmt          For                            For
       25 cents per share

3.a    Re-elect Madam Lo To Lee Kwan as a Director               Mgmt          For                            For

3.b    Re-elect Mrs. Lee Pui Ling, Angelina as a Director        Mgmt          For                            For

3.c    Re-elect Mr. Lo Hong Sui, Antony as a Director            Mgmt          For                            For

3.d    Re-elect Mr. Lo Hong Sui, Vincent as a Director           Mgmt          For                            For

4.     Approve to fix a maximum number of Directors              Mgmt          For                            For
       and authorize the Directors to appoint additional
       Directors up to such maximum number

5.     Approve to fix a fee of HKD 100,000 per annum             Mgmt          For                            For
       as ordinary remuneration payable to each Director
       for the YE 31 DEC 2007

6.     Re-appoint Messrs. Deloitte Touche Tohmatsu               Mgmt          For                            For
       as the Auditors and authorize the Directors
       to fix their remuneration

7.a    Authorize the Directors of the Company Directors        Mgmt          For                            For
       to purchase or repurchase the shares of the
       Company Shares during the relevant repriod;
       the aggregate nominal amount of shares which
       may be purchased or repurchased by the Company
       on the Stock Exchange of Hong Kong Limited,
       or on any other Stock Exchange on which the
       shares may be Listed and recognised for this
       purpose by the Securities and Futures Commission
       of Hong Kong and the Stock Exchange of Hong
       Kong Limited under the Hong Kong Code on share
       repurchases, pursuant to this resolution, shall
       not exceed 10% of the aggregate nominal amount
       of the shares in issue at the date of passing
       this resolution; Authority expires the earlier
       of the conclusion of the next AGM of the Company
       or the expiration of the period within which
       the next AGM of the Company is required by
       the Bye-laws of the Company or the Companies
       Act 1981 of Bermuda as amended or any other
       applicable Law of Bermuda to be held

7.b    Authorize the Directors of the Company, to allot,         Mgmt          Against                        Against
       issue and deal with additional shares in the
       capital of the Company and to make or grant
       offers, agreements and options which might
       require the exercise of such power, generally
       and unconditionally as specified in this resolution
       to make or grant offers, agreements and options
       which might require the exercise of such power,
       during and after the end of the relevant period;
       shall not exceed 20% of the aggregate nominal
       amount of the shares in issue at the date of
       passing this resolution plus if the Directors
       are so authorized by a separate ordinary resolution
       of the Members of the Company the aggregate
       nominal amount of shares purchased or repurchased
       by the Company subsequent to the passing of
       this resolution up to a maximum equivalent
       to 10% of the aggregate nominal amount of the
       shares in issue at the date of passing this
       resolution, otherwise than pursuant to (i)
       a rights issue, (ii) the exercise of rights
       of subscription or conversion under the terms
       of any warrants issued by the Company or any
       securities which are convertible into shares,
       (iii) any Option Scheme or similar arrangement
       for the time being adopted for the grant or
       issue to officers and/or employees of the Company
       and/or any of its subsidiaries or any other
       participants of such option scheme or arrangement
       of shares or rights to acquire shares or (iv)
       any scrip dividend or similar arrangement providing
       for the allotment of shares in lieu of the
       whole or part of a dividend on shares in accordance
       with the Bye-laws of the Company; Authority
       expires the earlier of the conclusion of the
       next AGM of the Company or the expiration of
       the period within which the next AGM of the
       Company is required by the Bye-Laws of the
       Company or the Companies Act 1981 of Bermuda
       as amended or any other applicable Law of
       Bermuda to be held

7.c    Authorize the Directors referred to Resolution            Mgmt          Against                        Against
       No. 7.B as specified in respect of the share
       capital of the Company referred to such resolution




--------------------------------------------------------------------------------------------------------------------------
 HANG LUNG PROPERTIES LTD                                                                    Agenda Number:  701080006
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y30166105
    Meeting Type:  AGM
    Meeting Date:  09-Nov-2006
          Ticker:
            ISIN:  HK0101000591
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and approve the financial statements              Mgmt          For                            For
       and reports of the Directors and Auditors for
       the YE 30 JUN 2006

2.     Declare the final dividend recommended by the             Mgmt          For                            For
       Directors

3.A    Re-elect Mr. Ronald J. Arculli as a Director              Mgmt          For                            For

3.B    Re-elect Ms. Laura L. Y. Chen as a Director               Mgmt          Against                        Against

3.C    Re-elect Mr. P. W. Liu as a Director                      Mgmt          For                            For

3.D    Re-elect Mr. Nelson W. L. Yuen as a Director              Mgmt          For                            For

3.E    Authorize the Board of Directors to fix the               Mgmt          For                            For
       Directors  fees

4.     Re-appoint KPMG as the Auditors of the Company            Mgmt          For                            For
       and authorize the Directors to fix their fee

S.5.A  Approve to redesignate each of the existing               Mgmt          For                            For
       ordinary share of HKD 1.00 in the capital of
       the Company  issued and unissued  as shares
       of HKD 1.00 each

S.5.B  Approve to redesignate the remaining 80,000               Mgmt          For                            For
       convertible cumulative preference shares of
       HKD 7,500.00 each in the capital of the Company
       Convertible Preference Shares  as shares of
       HKD 1.00 each; and Amend the authorized share
       capital of the Company of HKD 6,000,000,000.00
       comprising 5,400,000,000 shares of HKD 1.00
       each and 80,000 Convertible Preference Shares
       of HKD 7,500.00 each  to 6,000,000,000 shares
       of HKD 1.00 each

S.5.C  Amend Article 184 of the Articles of Association          Mgmt          For                            For
       of the Company as specified

6.A    Authorize the Directors of the Company, during            Mgmt          For                            For
       the relevant period  as specified , to purchase
       shares in the capital of the Company, the aggregate
       nominal amount of shares of the Company which
       may be purchased by the Company on The Stock
       Exchange of Hong Kong Limited  Stock Exchange
       or on any other stock exchange recognized
       for this purpose by the Securities and Futures
       Commission and The Stock Exchange under the
       Hong Kong Code on share repurchases pursuant
       to the approval shall not exceed 10% of the
       aggregate nominal amount of the share capital
       of the Company in issue at the date of passing
       this resolution; and  Authority expires the
       earlier of the conclusion of the next AGM of
       the Company or the expiration of the period
       within which the next AGM is to be held by
       Law

6.B    Authorize the Directors of the Company: pursuant          Mgmt          Against                        Against
       to Section 57B of the Companies Ordinance
       as specified in Resolution 6A(c) in the Notice
       of the Meeting  to allot, issue and deal with
       additional shares in the capital of the Company
       and to allot, issue or grant securities convertible
       into shares in the capital of the Company or
       options, warrants or similar rights to subscribe
       for any such shares or such convertible securities
       and to make or grant offers, agreements and
       options which might require the exercise of
       such powers; and the aggregate nominal amount
       of share capital allotted or agreed conditionally
       or unconditionally to be allotted  whether
       pursuant to an option or otherwise  by the
       Directors of the Company pursuant to the approval
       above, otherwise than pursuant to: i) a rights
       issue; or ii) the exercise of rights or subscription
       or conversion under the terms of any warrants
       issued by the Company or any securities which
       are convertible into shares of the Company;
       or iii) any option scheme or similar arrangement
       for the time being adopted for the grant or
       issue of shares or rights to acquire shares
       of the Company; or iv) any scrip dividend or
       similar arrangement providing for the allotment
       of shares in lieu of the whole or part of a
       dividend on shares of the Company in accordance
       with the Articles of Association of the Company,
       shall not exceed the aggregate of: aa) 20%
       of the aggregate nominal amount of the share
       capital of the Company in issue at the date
       of passing this resolution plus; bb) if the
       Directors are so authorized by a separate ordinary
       resolution of the shareholders of the Company
       as specified as Resolution 6C in the notice
       of the meeting, the nominal amount of the share
       capital of the Company repurchased by the Company
       subsequent to the passing of this resolution,
       up to a maximum equivalent to 10% of the aggregate
       nominal amount of the share capital of the
       Company in issue at the date of passing this
       resolution, and the said approval shall be
       limited accordingly

6.C    Authorize the Directors of the Company to reissuance      Mgmt          Against                        Against
       of the repurchased shares

       Other business                                            Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 HENDERSON LAND DEVELOPMENT CO LTD                                                           Agenda Number:  701089597
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y31476107
    Meeting Type:  AGM
    Meeting Date:  12-Dec-2006
          Ticker:
            ISIN:  HK0012000102
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and approve the audited statement of              Mgmt          For                            For
       accounts and the reports of the Directors and
       the Auditors for the YE 30 JUN 2006

2.     Declare a final dividend                                  Mgmt          For                            For

3.A    Re-elect Mr. Alexander Au Siu Kee as a Director           Mgmt          For                            For

3.B    Re-elect Dr. Lee Shau Kee as a Director                   Mgmt          For                            For

3.C    Re-elect Mr. Colin Lam Ko Yin as a Director               Mgmt          For                            For

3.D    Re-elect Mr. John Yip Ying Chee as a Director             Mgmt          For                            For

3.E    Re-elect Madam Fung Lee Woon King as a Director           Mgmt          For                            For

3.F    Re-elect Mr. Eddie Lau Yum Chuen as a Director            Mgmt          For                            For

3.G    Re-elect Mr. Leung Hay Man as a Director                  Mgmt          For                            For

3.H    Authorize the Board of Directors to fix the               Mgmt          For                            For
       Directors  remuneration

4.     Re-appoint the Auditors and authorize the Directors       Mgmt          For                            For
       to fix their remuneration

5.A    Authorize the Directors to repurchase ordinary            Mgmt          For                            For
       shares of HKD 2.00 each in the capital of the
       Company during the relevant period, on The
       Stock Exchange of Hong Kong Limited  Stock
       Exchange  or any other stock exchange on which
       the shares of the Company have been or may
       be listed and recognized by the Stock Exchange
       and the Securities and Futures Commission,
       on share repurchases for such purposes, subject
       to and in accordance with all applicable laws
       and the requirements of the Rules Governing
       the Listing of Securities on the Stock Exchange
       or of any other Stock Exchange as amended from
       time to time, not exceeding 10% of the aggregate
       nominal amount of the issued share capital
       of the Company;  Authority expires the earlier
       of the conclusion of the next AGM of the Company
       or the expiration of the period within which
       the next AGM of the Company is required by
       the Articles of Association of the Company
       or the Companies Ordinance  Chapter 32 of the
       Laws of Hong Kong  to be held

5.B    Authorize the Directors of the Company to allot,          Mgmt          Against                        Against
       issue and deal with additional shares of the
       Company and make or grant offers, agreements
       and options  including warrants, bonds, debentures,
       notes and other securities convertible into
       shares in the Company  during and after the
       relevant period, not exceeding the aggregate
       of 20% of the aggregate nominal amount of the
       share capital of the Company, otherwise than
       pursuant to i) a rights issue; or ii) any option
       scheme or similar arrangement; or iii) an issue
       of shares in the Company upon the exercise
       of the subscription or conversion rights attaching
       to any warrants or convertible notes which
       may be issued by the Company or any of its
       subsidiaries; or iv) any scrip dividend pursuant
       to the Articles of Association of the Company
       from time to time;  Authority expires the earlier
       of the conclusion of the next AGM of the Company
       or the expiration of the period within which
       the next AGM of the Company is required by
       the Articles of Association of the Company
       or the Companies Ordinance  Chapter 32 of the
       Laws of Hong Kong  to be held

5.C    Approve to extend the general mandate granted             Mgmt          For                            For
       to the Directors of the Company to allot, issue
       and deal with any additional shares of the
       Company pursuant to Resolution 5.B, by an amount
       representing the aggregate nominal amount of
       the share capital of the Company repurchased
       by the Company pursuant to Resolution 5.A,
       provided that such amount does not exceed 10%
       of the aggregate nominal amount of the share
       capital of the Company at the date of passing
       this resolution




--------------------------------------------------------------------------------------------------------------------------
 HONGKONG LD HLDGS LTD                                                                       Agenda Number:  701213439
--------------------------------------------------------------------------------------------------------------------------
        Security:  G4587L109
    Meeting Type:  AGM
    Meeting Date:  09-May-2007
          Ticker:
            ISIN:  BMG4587L1090
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and approve the financial statements              Mgmt          For                            For
       and the Independent Auditor s Report for the
       YE 31 DEC 2006 and declare a final dividend

2.     Re-elect Mr. Mark Greenberg as a Director                 Mgmt          Against                        Against

3.     Re-elect Lord Leach of Fairford as a Director             Mgmt          Against                        Against

4.     Re-elect Dr. Richard Lee as a Director                    Mgmt          For                            For

5.     Re-elect Mr. Y. K. Pang as a Director                     Mgmt          Against                        Against

6.     Re-appoint the Auditors and authorize the Directors       Mgmt          Against                        Against
       to fix their remuneration

7.     Authorize the Directors, to allot or issue shares         Mgmt          Against                        Against
       and to make and grant offers, agreements and
       options which would or might require shares
       to be allotted, issued or disposed of during
       or after the end of the relevant period, (a),
       otherwise than pursuant to a Rights Issue subject
       to such exclusions or other arrangements as
       the Directors may deem necessary or expedient
       in relation to fractional entitlements or legal
       or practical problems under the laws of, or
       the requirements of any recognized regulatory
       body or any stock exchange in, any territory,
       or upon conversion of the USD 400,000,000 2.75%
       guaranteed convertible bonds convertible into
       fully-paid shares of the Company, not exceeding
       USD 76.5 million, the aggregate nominal amount
       of share capital allotted or agreed conditionally
       or unconditionally to be allotted wholly for
       cash whether pursuant to an option or otherwise
       by the Directors ; Authority expires the earlier
       of the conclusion of the next AGM or the expiration
       of the period within which such meeting is
       required by law to be held

8.     Authorize the Directors of the Company, subject           Mgmt          For                            For
       to and in accordance with all applicable Laws
       and regulations during the relevant period
       for the purposes of this resolution, to purchase
       its own shares and the aggregate nominal amount
       of shares of the Company which the Company
       may purchase pursuant to the said approval
       shall be less than 15% of the aggregate nominal
       amount of the existing issued share capital
       of the Company at the date of this meeting,
       and such approval shall be limited accordingly,
       and said the approval shall, where permitted
       by applicable Laws and regulations and subject
       to the limitation in this Resolution, extend
       to permit the purchase of shares of the Company
       i) by subsidiaries of the Company and ii) pursuant
       to the terms of put warrants or financial instruments
       having similar effect Put Warrants whereby
       the Company can be required to purchase its
       own shares, provided that where put Warrants
       are issued or offered pursuant to a rights
       issue as specified the price which the Company
       may pay for shares purchased on exercise of
       put warrants shall not exceed 15% more than
       the average of the market quotations for the
       shares for a period of not more than 30 nor
       less than the 5 dealing days falling 1 day
       prior to the date of any public announcement
       by the Company of the proposed issue of put
       warrants; Authority expires the earlier of
       the conclusion of the next AGM or the expiration
       of the period within which such meeting is
       required by Law to be held




--------------------------------------------------------------------------------------------------------------------------
 HYSAN DEVELOPMENT COMPANY LIMITED                                                           Agenda Number:  701210368
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y38203124
    Meeting Type:  AGM
    Meeting Date:  08-May-2007
          Ticker:
            ISIN:  HK0014000126
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and approve the statement of accounts             Mgmt          For                            For
       for the YE 31 DEC 2006 together with the reports
       of the Directors and the Auditors thereon

2.     Declare a final dividend together with a scrip           Mgmt          For                            For
       alternative for the YE 31 DEC 2006

3.i    Re-elect Dr. Deanna Ruth Tak Yung Rudgard as              Mgmt          Against                        Against
       a Director

3.ii   Re-elect Dr. Geoffrey Meou-tsen Yeh as a Director         Mgmt          For                            For

3.iii  Re-elect Mr. Fa-kuang Hu as a Director                    Mgmt          Against                        Against

3.iv   Re-elect Mr. Anthony Hsien Pin Lee as a Director          Mgmt          Against                        Against

4.     Re-appoint Messrs. Deloitte Touche Tohmatsu               Mgmt          For                            For
       as the Auditors and authorize the Directors
       to fix their remuneration

5.     Authorize the Directors, subject to paragraph             Mgmt          Against                        Against
       as specified, a general mandate and unconditionally
       granted to the Directors to exercise during
       the Relevant Period all the powers of the Company
       to allot, issue and dispose of additional shares
       in the Company and to make or grant offers,
       agreements, options, warrants or other securities
       which would or might require the exercise of
       such powers; the mandate in paragraph (a) during
       the Relevant Period to make or grant offers,
       agreements, options and other securities which
       would or might require the exercise of such
       powers after the end of the relevant period;
       (c) the aggregate nominal value of share capital
       allotted or agreed conditionally or unconditionally
       to be allotted whether pursuant to a share
       option or otherwise by the Directors pursuant
       to the mandate in paragraph, otherwise than
       pursuant to (i) Rights Issue, or (ii) any share
       option scheme or similar arrangement for the
       time being adopted for the grant or issue to
       the eligible participants of shares or rights
       to acquire shares of the Company or (iii) any
       scrip dividend or similar arrangement pursuant
       to the Articles of Association of the Company
       from time to time, shall not exceed, where
       the shares are to be allotted wholly for cash,
       10%, and in any event 20% of the aggregate
       nominal amount of the share capital of the
       Company in issue as at the date of passing
       this Resolution and the said mandate shall
       be limited accordingly Authority expiries
       earliest of the conclusion of the next AGM
       of the Company OR the expiration of the period
       within which the next AGM of the Company is
       required by law to be held

6.     Authorize the Director, to exercise during the            Mgmt          For                            For
       Relevant Period all the powers of the Company
       to purchase or otherwise acquire shares of
       HKD 5.00 each in the capital of the Company
       in accordance with all applicable Laws and
       the requirements of the Rules Governing the
       Listing of Securities on the Stock Exchange
       of Hong Kong Limited, provided that the aggregate
       nominal amount of shares so purchased or otherwise
       acquired shall not exceed 10% of the aggregate
       nominal amount of the share capital of the
       Company in issue as at the date of passing
       of this Resolution, and the said mandate shall
       be limited accordingly Authority expiries
       earliest of the conclusion of the next AGM
       of the Company OR the expiration of the period
       within which the next AGM of the Company is
       required by law to be held

7.     Approve the conditional upon the passing of               Mgmt          Against                        Against
       Resolutions 5 and 6 set out in the Notice convening
       this Meeting, the aggregate nominal amount
       of the shares which are purchased or otherwise
       acquired by the Company pursuant to Resolution
       6 shall be added to the aggregate nominal amount
       of the shares which may be issued pursuant
       to Resolution 5




--------------------------------------------------------------------------------------------------------------------------
 ING INDUSTRIAL FUND                                                                         Agenda Number:  701072629
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q49469101
    Meeting Type:  AGM
    Meeting Date:  30-Oct-2006
          Ticker:
            ISIN:  AU000000IIF8
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Receive a presentation on the results and activities      Non-Voting    No vote
       of the Fund for the FYE 30 JUN 2006 and an
       update of the activities post 30 JUN 2006

1.     Approve and ratify the issue of 40,178,572 units          Mgmt          For                            For
       at an issue price of AUD 2.24 on 06 APR 2006

2.     Approve and ratify the issue of 43,200,000 units          Mgmt          For                            For
       at an issued price of AUD 2.13 on 11 AUG 2006

S.3    Amend the Constitution of the Fund as specified           Mgmt          For                            For
       and authorize the Responsibility Entity to
       execute the deed poll and lodge it with the
       Australian Securities and Investments Commission




--------------------------------------------------------------------------------------------------------------------------
 ING OFFICE FUND                                                                             Agenda Number:  701103044
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q49560107
    Meeting Type:  AGM
    Meeting Date:  07-Dec-2006
          Ticker:
            ISIN:  AU000000IOF6
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Receive a presentation on the results and activities      Non-Voting    No vote
       of the Fund for the FYE 30 JUN 2006 and an
       update of the activities post 30 JUN 2006

1.     Approve the acquisition of 20% interest in the            Mgmt          For                            For
       ING Dutch Office Fund from ING Vastgoed Belegging
       BV, an ING Group related Company

2.     Approve the issue of 125,000,000 units to institutional   Mgmt          For                            For
       investors at an issue price to be determined




--------------------------------------------------------------------------------------------------------------------------
 INVESTA PROPERTY GROUP, SYDNEY                                                              Agenda Number:  701067628
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q4968M105
    Meeting Type:  AGM
    Meeting Date:  26-Oct-2006
          Ticker:
            ISIN:  AU000000IPG1
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and approve the financial report and              Non-Voting    No vote
       the reports of the Directors and of the Auditor
       for the YE 30 JUN 2006

2.     Adopt the remuneration report for the YE 30               Mgmt          For                            For
       JUN 2006

3.A    Re-elect Mr. Steve Crane as a Director of the             Mgmt          For                            For
       Company, who will retire at the close of the
       meeting in accordance with Rule 7.1.(e)(1)
       of the Company s Constitution

3.B    Re-elect Mr. Graham Monk as a Director of the             Mgmt          For                            For
       Company, who will retire at the close of the
       meeting in accordance with Rule 7.1.(e)(1)
       of the Company s Constitution

3.C    Re-elect the Honorable Robert Webster as a Director       Mgmt          For                            For
       of the Company, who will retire at the close
       of the meeting in accordance with Rule 7.1.(e)(1)
       of the Company s Constitution

3.D    Elect Deborah Page AM as a Director of the Company,       Mgmt          For                            For
       who will retire at the close of the meeting
       in accordance with Rule 7.1.(e)(2) of the Company
       s Constitution




--------------------------------------------------------------------------------------------------------------------------
 KEPPEL LAND LTD                                                                             Agenda Number:  701181959
--------------------------------------------------------------------------------------------------------------------------
        Security:  V87778102
    Meeting Type:  AGM
    Meeting Date:  27-Apr-2007
          Ticker:
            ISIN:  SG1R31002210
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the Directors  report and               Mgmt          For                            For
       accounts for the YE 31 DEC 2006

2.     Approve the final dividend recommended by the             Mgmt          For                            For
       Directors for the YE 31 DEC 2006

3.     Re-elect Mr. Kevin Wong Kingcheung as a Director          Mgmt          For                            For
       who is retiring in accordance with the Articles
       of Association of the Company

4.     Re-elect Mr. Khor Poh Hwa as a Director who               Mgmt          For                            For
       is retiring in accordance with the Articles
       of Association of the Company

5.     Re-elect Mr. Niam Chiang Meng as a Director               Mgmt          For                            For
       who is retiring in accordance with the Articles
       of Association of the Company

6.     Re-elect Mr. Edward Lee Kwong Foo as a Director           Mgmt          For                            For
       who is retiring in accordance with the Articles
       of Association of the Company

7.     Approve the Directors  fees of SGD 637,000 for            Mgmt          For                            For
       the YE 31 DEC 2006 2005: SGD 610,000

8.     Re-appoint Messrs. Ernst & Young as the Auditors          Mgmt          For                            For
       and to authorize the Directors to fix their
       remuneration

9.     Authorize the Directors of the Company, pursuant          Mgmt          For                            For
       to Section 161 of the Companies Act Chapter
       50 of Singapore and Article 8(B) of the Company
       s Articles of Association to: issue shares
       in the capital of the Company Shares whether
       by way of right, bonus or otherwise, and including
       any capitalization pursuant to Article 136
       of the Company s Articles of Association of
       any sum for the time being standing to the
       credit of any of the Company s reserve accounts
       or any sum standing to the credit of the profit
       and loss account or otherwise available for
       distribution; and/or make or grant offers,
       agreements or options that might or would require
       Shares to be issued including but not limited
       to the creation and issue of warrants, debentures
       or other instruments convertible into Shares
       collectively Instruments, at any time and
       upon such terms and conditions and for such
       purposes and to such persons as the Directors
       may in their absolute discretion deem fit;
       and notwithstanding that the authority so
       conferred by this Resolution may have ceased
       to be in force issue Shares in pursuance of
       any Instrument made or granted by the Directors
       while the authority was in force, provided
       that: (i) the aggregate number of Shares to
       be issued pursuant to this Resolution including
       Shares to be issued in pursuance of Instruments
       made or granted pursuant thereto and any adjustments
       effected under any relevant Instrument, does
       not exceed 50% of the issued Shares in the
       capital of the Company as specified of which
       the aggregate number of Shares to be issued
       other than on a prorate basis to shareholders
       of the Company including Shares to be issued
       in pursuance of Instruments made or granted
       pursuant to this Resolution and any adjustments
       effected under any relevant Instrument does
       not exceed 20% of the issued Shares in the
       capital of the Company ; ii for the purpose
       of determining the aggregate number of shares
       that may be issued in this Resolution, the
       percentage of issued Shares shall be calculated
       based on the number of issued shares in the
       capital of the Company as at the date of the
       passing of this Resolution after adjusting
       for: (aa) new Shares arising from the conversion
       or exercise of convertible securities; (bb)
       new Shares arising from exercising share options
       or vesting of share awards outstanding or subsisting
       as at the date of the passing of this Resolution
       approving the mandate, provided the options
       or awards were granted in compliance with the
       rules and regulations of the Singapore Exchange
       Securities Trading Limited the SGX-ST; and
       (cc) any subsequent consolidation or sub-division
       of shares; and in exercising the power to make
       or grant Instruments including the making
       of any adjustments under the relevant Instrument,
       the Company shall comply with the provisions
       of the Listing Manual of the SGX-ST for the
       time being in force unless such compliance
       has been waived by the SGX-ST and the Articles
       of Association for the time being of the Company;
       and Authority expires the earlier of the conclusion
       of the next AGM or the expiration of the period
       within which the next AGM of the Company is
       required by Law to be held

10.    Authorize the Directors of the Company, for               Mgmt          For                            For
       the purposes of the Companies Act, Chapter
       50 of Singapore the Companies Act, to purchase
       or otherwise acquire issued ordinary shares
       fully paid in the capital of the Company the
       Shares not exceeding in aggregate the maximum
       limit, at such prices as may be determined
       by the Directors of the Company from time to
       time up to the maximum price, whether by way
       of: (a) market purchases each a Market Purchase
       on the Singapore Exchange Securities Trading
       Limited SGX-ST; and/or (b) off-market purchase(s)
       (each an  Off-Market Purchase  in accordance
       with any equal access schemes as may be determined
       or formulated by the Directors as they consider
       fit, which schemes shall satisfy all the
       conditions prescribed by the Companies Act,
       and otherwise in accordance with all other
       Laws and regulations, including but not limited
       to, the provisions of the Companies Act and
       listing rules of the SGX-ST as may for the
       time being be applicable, be and is hereby
       authorized and approved generally and unconditionally
       the  Share Purchase Mandate ; (2) unless
       varied or revoked by the members of the Company
       in a general meeting, the authority conferred
       on the Directors of the Company pursuant to
       the Share Purchase Mandate may be exercised
       by the Directors of the Company at any time
       and from time to time during the period commencing
       from the date of the passing of this ordinary
       resolution and expiring on the earlier of:
       (a) the date on which the next AGM of the Company
       AGM is held or required by Law to be held;
       or (b) the date on which the purchases or acquisitions
       of shares by the Company pursuant to the share
       purchase mandate are carried out to the full
       extent mandated, whichever is the earlier;
       authorize the Directors of the Company and/or
       any other to complete and do all such acts
       and things including executing such documents
       as may be required as they and/or he may consider
       necessary, expedient, incidental or in the
       interests of the Company to give effect to
       the transactions contemplated and/or authorized
       by this ordinary resolution

11.    Approve, for the purposes of Chapter 9 of the             Mgmt          For                            For
       Listing Manual of the SGX-ST, for the Company,
       its subsidiaries and target associated Companies
       or any of them to enter into any of the transactions
       falling within the types of Interested Person
       Transactions, particulars of which are as specified,
       with any party who is of the class of Interested
       Persons as specified, provided that such transactions
       are made on normal commercial terms and will
       not be prejudicial to the interests of the
       Company and its minority shareholders and in
       accordance with the review procedures set as
       specified; the IPT Mandate shall, unless revoked
       or varied by the Company in general meeting,
       continue in force until the date that the next
       AGM of the Company is held or is required By-Law
       to be held, whichever is earlier; authorize
       the Audit Committee of the Company to take
       such action as it deems proper in respect of
       such procedures and/or to modify or implement
       such procedures as may be necessary to take
       into consideration any amendment to Chapter
       9 of the Listing Manual which may be prescribed
       by the SGX-ST from time to time; and authorize
       the Directors of the Company and/or any of
       them to complete and do all such acts and things
       including executing all such documents as
       may be required as they may consider expedient
       or necessary or in the interest of the Company
       to give effect to this ordinary resolution

       Transact any other business                               Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 KERRY PROPERTIES LTD                                                                        Agenda Number:  701046509
--------------------------------------------------------------------------------------------------------------------------
        Security:  G52440107
    Meeting Type:  SGM
    Meeting Date:  30-Aug-2006
          Ticker:
            ISIN:  BMG524401079
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve and ratify the contracts  as specified            Mgmt          No vote
       and the transactions contemplated thereunder
       and authorize the Board of Directors of the
       Company to take all such actions as it considers
       necessary or desirable to implement and give
       effect to the contracts and the transactions
       contemplated thereunder




--------------------------------------------------------------------------------------------------------------------------
 KERRY PROPERTIES LTD                                                                        Agenda Number:  701075245
--------------------------------------------------------------------------------------------------------------------------
        Security:  G52440107
    Meeting Type:  SGM
    Meeting Date:  24-Oct-2006
          Ticker:
            ISIN:  BMG524401079
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve and ratify the Agreements  as specified           Mgmt          For                            For
       and the transactions contemplated thereunder
       and authorize the Board of Directors of the
       Company to take all such actions as it considers
       necessary or desirable to implement and give
       effect to the agreements and the transactions
       contemplated thereunder




--------------------------------------------------------------------------------------------------------------------------
 KERRY PROPERTIES LTD                                                                        Agenda Number:  701196861
--------------------------------------------------------------------------------------------------------------------------
        Security:  G52440107
    Meeting Type:  AGM
    Meeting Date:  03-May-2007
          Ticker:
            ISIN:  BMG524401079
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the approve the audited financial statements      Mgmt          For                            For
       and the reports of the Directors and the Auditors
       for the YE 31 DEC 2005

2.     Declare a final dividend for the YE 31 DEC 2005           Mgmt          For                            For

3.     Re-elect the retiring Directors                           Mgmt          For                            For

4.     Approve to fix the Directors  fees                        Mgmt          For                            For

5.     Re-appoint the retiring Auditor and authorize             Mgmt          For                            For
       the Directors of the Company to fix its remuneration

6.A    Authorize the Directors of the Company, in substitution   Mgmt          Against                        Against
       of all previous authorities, to allot, issue
       and deal with additional shares in the share
       capital of the Company and make or grant offers,
       agreements, options and other rights, or issue
       warrants and other securities including bonds,
       debentures and notes convertible into shares
       of the Company during and after the relevant
       period, a) not exceeding 20% of the aggregate
       nominal amount of the issued share capital
       of the Company at the date of passing of this
       resolution; and b) the nominal amount of any
       share capital repurchased by the Company subsequent
       to the passing of this resolution up to a
       maximum equivalent to 10% of the aggregate
       nominal amount of the issued share capital
       of the Company, otherwise than pursuant to
       i) a rights issue; or ii) the exercise of any
       option under any share option scheme or similar
       arrangement; or iii) any scrip dividend or
       similar arrangement; or iv) any adjustment,
       after the date of grant or issue of any options,
       rights to subscribe or other securities referred
       to the above, in the price at which shares
       in the Company shall be subscribed, and/or
       in the number of shares in the Company which
       shall be subscribed, on exercise of relevant
       rights under such options, warrants or other
       securities, such adjustment being made in accordance
       with or as contemplated by the terms of such
       options, rights to subscribe or other securities;
       or v) a specified authority granted by the
       shareholders of the Company in general meeting;
       Authority expires by the conclusion of the
       next AGM of the Company as required by the
       Bye-laws of the Company or any other applicable
       laws of Bermuda to be held

6.B    Authorize the Directors of the Company to repurchase      Mgmt          For                            For
       its own shares during the relevant period,
       on the Stock Exchange of Hong Kong Limited
       the Stock Exchange or any other stock exchange
       on which the shares of the Company may be listed
       and recognized by the Securities and Futures
       Commission of Hong Kong and the Stock Exchange
       for this purpose, not exceeding 10% of the
       aggregate nominal amount of the issued share
       capital of the Company as at the date of passing
       of this resolution; Authority expires by the
       conclusion of the next AGM of the Company as
       required by the Bye-laws of the Company or
       any other applicable laws of Bermuda to be
       held

6.C    Approve the general mandate granted to the Directors      Mgmt          Against                        Against
       of the Company, conditional upon the passing
       of Resolution 6.B, to allot shares pursuant
       to Resolution 6.A, by the addition to the aggregate
       nominal amount of the share capital which may
       be allotted or agreed to be allotted by the
       Directors of the Company pursuant to such general
       mandate of an amount representing the aggregate
       nominal amount of the share capital repurchased
       by the Company pursuant to Resolution 6.B




--------------------------------------------------------------------------------------------------------------------------
 MACQUARIE DDR TRUST                                                                         Agenda Number:  701087377
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q5701W102
    Meeting Type:  AGM
    Meeting Date:  16-Nov-2006
          Ticker:
            ISIN:  AU000000MDT2
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN OGM. THANK YOU.               Non-Voting    No vote

       Receive a presentation on the Trust for the               Non-Voting    No vote
       YE 30 JUN 2006 and an update on recent activities
       for the Chairman

1.     Amend the Constitution of Macquarie DDR Trust,            Mgmt          For                            For
       in accordance with the Supplemental Deed as
       specified, and authorize the Macquarie DDR
       Management Limited to execute the Supplemental
       Deed and lodge a copy of it with the Australian
       Securities and Investments Commission

2.     Approve, for the purposes of ASX Listing Rule             Mgmt          For                            For
       7.1 and ASIC Class Order 05/26, as amended
       form time to time, as it applies to Clause
       4.6 of the Constitution, the Manager may arrange
       for the Distribution Reinvestment Plan (DRP)
       of the Trust for 8 quarterly distributions
       commencing with the distributiion for the
       quarter ending 31 MAR 2007  to be underwritten
       and the issue by the Manager to the underwriter
       and sub-underwriters (Underwriters) or any
       persons nominated by the Underwriter of units
       in the Trust which are offered pursuant to
       the DRP but not taken up by unitholders at
       the offer price under the DRP (being a price
       per unit representing a discount of up to 2%
       to the volume weighted average market price
       of units in the Trust during the 10 business
       days from and including the ex-distribution
       date)

3.     Approve, for the purposes of Australian Stock             Mgmt          For                            For
       Exchange (ASX) Listing Rule 7.4 and Australian
       Securities and Investments Commission (ASIC)Class
       Order 05/26, as amended from time to time,
       as it applies to Clause 4.6 of the Constitution,
       the previous placement of 8,087,631 units issued
       to UBS Australia AG Branch at AUD 1.1799 per
       ordinary unit




--------------------------------------------------------------------------------------------------------------------------
 MACQUARIE GOODMAN GROUP                                                                     Agenda Number:  701081820
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q5701Z105
    Meeting Type:  AGM
    Meeting Date:  16-Nov-2006
          Ticker:
            ISIN:  AU000000MGQ1
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Receive the annual report of Macquarie Goodman            Non-Voting    No vote
       Group

1.     Re-elect Mr. David Clarke as a Director of MGM,           Mgmt          For                            For
       who retires in accordance with the Constitution

2.     Re-elect Mr. Ian Ferrier as a Director of MGM,            Mgmt          For                            For
       who retires in accordance with the Constitution

3.     Elect Mr. James Sloman as a Director of MGM,              Mgmt          For                            For
       who retires in accordance with the Constitution

4.     Adopt the remuneration report for the YE 30               Mgmt          For                            For
       JUN 2006

S.5    Approve, for all purposes  including for the              Mgmt          For                            For
       purposes of Listing Rule 7.1 and ASIC Class
       Order 05/26 , the issue of securities that
       are not subscribed for by security holders
       under the DRP for the distribution period from
       01 OCT 2006 to 31 DEC 2007 to the underwriter
       of the DRP, or persons procured by the underwriter

6.     Approve, for all purposes under the Corporations          Mgmt          For                            For
       Act and the Listing Rules: a) the issue of
       2,000,000 securities to Mr. Gregory Goodman
       under the ESAP at an issue price of AUD 5.24
       per security; and b) the making of an interest
       bearing loan of AUD 10,480,000 on a limited
       recourse basis under the ESAP for the purpose
       of acquiring those securities

7.     Approve, for the purposes of the Constitution             Mgmt          For                            For
       and Listing Rule 10.17, to increase the maximum
       aggregate remuneration that may be paid to
       all of the Non-Executive Directors of MGM for
       their services by AUD 1,550,000 to AUD 2,500,000
       per annum

8.     Approve, for all purposes under the Listing               Mgmt          For                            For
       Rules, for the issue of options over securities
       under the EOP as amended for a period of 3
       years from the date of the approval

9.     Approve, for all purposes under the Corporation           Mgmt          For                            For
       Act and the Listing Rules, for the 18,876,000
       options issued under the EOP in the 12 month
       prior to 16 NOV 2006




--------------------------------------------------------------------------------------------------------------------------
 MACQUARIE GOODMAN GROUP                                                                     Agenda Number:  701264208
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q5701Z105
    Meeting Type:  OGM
    Meeting Date:  27-Jun-2007
          Ticker:
            ISIN:  AU000000MGQ1
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

S.1    Approve to change the name of Macquarie Goodman           Mgmt          For                            For
       Management Limited to Goodman International
       Limited to take effect when the Australian
       Securities and Investments Commission alters
       the details of the registration in accordance
       with the Corporations Act




--------------------------------------------------------------------------------------------------------------------------
 MIRVAC GROUP                                                                                Agenda Number:  701081921
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q62377108
    Meeting Type:  MIX
    Meeting Date:  17-Nov-2006
          Ticker:
            ISIN:  AU000000MGR9
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN OGM. THANK YOU                Non-Voting    No vote

       Receive the financial reports of Mirvac Group             Non-Voting    No vote
       and MPT and the reports of the Directors and
       of the Auditors for each entity for the YE
       30 JUN 2006

1.     Re-elect Mr. Paul Blancardi, as a Director of             Mgmt          For                            For
       Mirvac Limited, who retires by rotation in
       accordance with Clause 10.3 of Mirvac s Constitution

2.A    Elect Mr. Nicholas Collishaw as a Director of             Mgmt          For                            For
       the Mirvac Limited

2.B    Elect Mr. Adrian Fini as a Director of the Mirvac         Mgmt          For                            For
       Limited

2.C    Elect Mr. Peter Hawkins as a Director of the              Mgmt          For                            For
       Mirvac Limited

2.D    Elect Ms. Penny Morris as a Director of the               Mgmt          For                            For
       Mirvac Limited

3.     Adopt the remuneration report of Mirvac Limited           Mgmt          For                            For
       for the YE 30 JUN 2006

4.     Approve, with effect from 01 JUL 2006, that               Mgmt          For                            For
       the remuneration for the services of the Non-Executive
       Directors of Mirvac Limited or to any of its
       controlled entities by AUD 200,000 per annum
       to an aggregate maximum sum of AUD 1,200,000
       per annum and that, such remuneration be divided
       among the Non-Executive Directors in such proportion
       and manner as the Directors agree  or in default
       of agreement, equally

5.A    Approve, for all purposes, the terms of the               Mgmt          For                            For
       Long Term Incentive Plan, as specified

5.B    Approve, for all purposes, the terms of the               Mgmt          For                            For
       General Employee Exemption, as specified

6.1.A  Approve, pursuant to the approval of Resolution           Mgmt          For                            For
       5.A, for all purposes, including for the purpose
       of ASX Listing Rule 10.14 and the provision
       of financial assistance by Mirvac Group, the
       participation by Mr. Gregory Paramor  Managing
       Director  in the Mirvac Group Long Term Incentive
       Plan on the terms of that Plan and as otherwise,
       as specified, including the provision of loans
       to Mr. Paramor to acquire Mirvac Group stapled
       securities, as specified

6.1.B  Approve, pursuant to the approval of Resolution           Mgmt          For                            For
       5.A, for all purposes, including for the purpose
       of ASX Listing Rule 10.14 and the provision
       of financial assistance by Mirvac Group, the
       participation by Mr. Nicholas Collishaw  Executive
       Director  in the Mirvac Group Long Term Incentive
       Plan on the terms of that Plan and as otherwise,
       as specified, including the provision of loans
       to Mr. Collishaw to acquire Mirvac Group stapled
       securities, as specified

6.1.C  Approve, pursuant to the approval of Resolution           Mgmt          For                            For
       5.A,for all purposes, including for the purpose
       of ASX Listing Rule 10.14 and the provision
       of financial assistance by Mirvac Group, the
       participation by Mr. Adrian Fini  Executive
       Director  in the Mirvac Group Long Term Incentive
       Plan on the terms of that Plan and as otherwise,
       as specified, including the provision of loans
       to Mr. Fini to acquire Mirvac Group stapled
       securities, as specified

6.2.A  Approve, pursuant to the approval of Resolution           Mgmt          For                            For
       5.B, for all purposes, including for the purpose
       of ASX Listing Rule 10.14 and the provision
       of a financial benefit by Mirvac Group, the
       participation by Mr. Gregory Paramor  Managing
       Director  in the Mirvac Group General Employee
       Exemption Plan on the terms of that Plan and
       as otherwise specified

6.2.B  Approve, pursuant to the approval of Resolution           Mgmt          For                            For
       5.B, for all purposes, including for the purpose
       of ASX Listing Rule 10.14 and the provision
       of a financial benefit by Mirvac Group, the
       participation by Mr. Nicholas Collishaw  Executive
       Director  in the Mirvac Group General Employee
       Exemption Plan on the terms of that Plan and
       as otherwise, as specified

6.2.C  Approve, pursuant to the approval of Resolution           Mgmt          For                            For
       5.B, for all purposes, including for the purpose
       of ASX Listing Rule 10.14 and the provision
       of a financial benefit by Mirvac Group, the
       participation by Mr. Adriani Fini  Executive
       Director  in the Mirvac Group General Employee
       Exemption Plan on the terms of that Plan and
       as otherwise, as specified




--------------------------------------------------------------------------------------------------------------------------
 MITSUBISHI ESTATE COMPANY,LIMITED                                                           Agenda Number:  701235346
--------------------------------------------------------------------------------------------------------------------------
        Security:  J43916113
    Meeting Type:  AGM
    Meeting Date:  28-Jun-2007
          Ticker:
            ISIN:  JP3899600005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please note this announcement is being provided           Non-Voting    No vote
       to inform you that the true agenda has been
       released and is available for your review.
       (Please refer to the attached PDF files.)

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Amend the Articles of Incorporation                       Mgmt          For                            For

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          Against                        Against

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

3.11   Appoint a Director                                        Mgmt          For                            For

3.12   Appoint a Director                                        Mgmt          For                            For

3.13   Appoint a Director                                        Mgmt          For                            For

4.     Appoint a Corporate Auditor                               Mgmt          Against                        Against

5.     Approve Policy regarding Large-scale Purchases            Mgmt          Against                        Against
       of Company Shares




--------------------------------------------------------------------------------------------------------------------------
 MITSUI FUDOSAN CO LTD (FORMERLY MITSUI REAL ESTATE DEVELOPMENT CO LTD)                      Agenda Number:  701280567
--------------------------------------------------------------------------------------------------------------------------
        Security:  J4509L101
    Meeting Type:  AGM
    Meeting Date:  28-Jun-2007
          Ticker:
            ISIN:  JP3893200000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

3.1    Appoint a Corporate Auditor                               Mgmt          For                            For

3.2    Appoint a Corporate Auditor                               Mgmt          Against                        Against

3.3    Appoint a Corporate Auditor                               Mgmt          Against                        Against

4      Approve Final Payment Associated with Abolition           Mgmt          For                            For
       of Retirement Benefit System  for Directors
       and Auditors

5      Approve Payment of Bonuses to Directors and               Mgmt          For                            For
       Corporate Auditors

6      Amend the Compensation to be Received by Corporate        Mgmt          For                            For
       Officers

7      Authorize Use of Stock Option Plan for Directors          Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 NTT URBAN DEVELOPMENT CORPORATION                                                           Agenda Number:  701235764
--------------------------------------------------------------------------------------------------------------------------
        Security:  J5940Z104
    Meeting Type:  AGM
    Meeting Date:  21-Jun-2007
          Ticker:
            ISIN:  JP3165690003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please note this announcement is being provided           Non-Voting    No vote
       to inform you that the true agenda has been
       released and is available for your review.
       (Please refer to the attached PDF files.)

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

3.1    Appoint a Corporate Auditor                               Mgmt          Against                        Against

3.2    Appoint a Corporate Auditor                               Mgmt          For                            For

3.3    Appoint a Corporate Auditor                               Mgmt          Against                        Against

4.     Appoint Accounting Auditors                               Mgmt          For                            For

5.     Approve Payment of Bonuses to Corporate Officers          Mgmt          For                            For

6.     Approve Retirement Allowance for Retiring Directors,      Mgmt          Against                        Against
       and Payment of Accrued Benefits associated
       with Abolition of Retirement Benefit System
       for Current Corporate Officers

7.     Amend the Compensation to be received by Corporate        Mgmt          For                            For
       Officers




--------------------------------------------------------------------------------------------------------------------------
 SHANGHAI REAL ESTATE LTD                                                                    Agenda Number:  701089787
--------------------------------------------------------------------------------------------------------------------------
        Security:  G8064F105
    Meeting Type:  SGM
    Meeting Date:  21-Dec-2006
          Ticker:
            ISIN:  BMG8064F1059
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve and/or ratify the agreement dated 04              Mgmt          For                            For
       OCT 2006 entered into by Shanghai Chengfu Enterprise
       Management Co. Ltd. and Gaken Investment Limited
       the Agreement  for the acquisition of the
       remaining 30% interest in Shanghai Qinhai Real
       Estate Co., Ltd. and all transactions contemplated
       thereby; and authorize any 1 or 2 Directors
       of the Company, if the affixation of the common
       seal is necessary, to do all such things and
       sign, seal, execute, perfect, perform and deliver
       all such documents as he/they may in his/their
       absolute discretion consider necessary, desirable
       or expedient to give effect to the agreement
       or for the implementation of all transactions
       thereunder




--------------------------------------------------------------------------------------------------------------------------
 SHANGHAI REAL ESTATE LTD                                                                    Agenda Number:  701122412
--------------------------------------------------------------------------------------------------------------------------
        Security:  G8064F105
    Meeting Type:  SGM
    Meeting Date:  08-Jan-2007
          Ticker:
            ISIN:  BMG8064F1059
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve and ratify the execution of the conditional       Mgmt          For                            For
       sale and purchase agreement dated 03 NOV 2006
       the S&P Agreement, entered into among Mayson
       Resources Limited, a wholly-subsidiary of the
       Company, as purchaser the Purchaser and the
       specified vendors the Vendors, in respect
       of the acquisition by the Purchaser under the
       S&P Agreement from the Vendors of their respective
       equity interests of 25%, 20% and 10% in Shanghai
       Shuo Cheng Real Estate Limited and all the
       transactions as specified; and authorize the
       Directors of the Company to do all such further
       acts and things and execute such further documents
       by hand or under seal and take all steps which
       in his or their opinion may be necessary, desirable
       or expedient to implement and/or give effect
       to the same with any changes as may such Directors
       may consider necessary, desirable or expedient

       PLEASE NOTE, ONCE A VOTING INSTRUCTION IS GIVEN,          Non-Voting    No vote
       THE RELEVANT HOLDINGS SHOULD BE HELD IN THE
       RELEVANT ACCOUNT UNTIL THE MEETING DATE. FOR
       MORE INFORMATION ON THE RESOLUTIONS OF THE
       SGM, PLEASE VISIT THE WEB SITE OF THE SEHK
       HTTP://WWW.HKEX.COM.HK/LISTEDCO/LISTCONEWS/
       SEHK/20061222/ LTN20061222047.PDF . SHAREHOLDERS
       CAN INSTRUCT TO DEMAND FOR POLL VOTE ON INDIVIDUAL
       RESOLUTIONS IN THE ABOVE MEETING. IF YOU WOULD
       LIKE TO DO SO, KINDLY STATE THE NUMBER OF SHARES
       TO DEMAND FOR POLL VOTE ON EACH RESOLUTION
       WITHIN YOUR VOTING INSTRUCTION.




--------------------------------------------------------------------------------------------------------------------------
 SHANGHAI REAL ESTATE LTD                                                                    Agenda Number:  701208565
--------------------------------------------------------------------------------------------------------------------------
        Security:  G8064F105
    Meeting Type:  AGM
    Meeting Date:  07-May-2007
          Ticker:
            ISIN:  BMG8064F1059
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and approve the financial statements              Mgmt          For                            For
       and the reports of the Directors and the Auditors
       for the YE 31 DEC 2006

2.     Approve to declare a final dividend                       Mgmt          For                            For

3.1    Re-elect Mr. Li Yao Min as an Executive Director          Mgmt          For                            For

3.2    Re-elect Mr. Yu Hai Shen as an Executive Director         Mgmt          For                            For

3.3    Re-elect Mr. Yeung Kwok Wing as an Independent            Mgmt          For                            For
       Non-Executive Director

3.4    Re-elect Mr. Jin Bing Rong as a Non-Executive             Mgmt          For                            For
       Director

3.5    Authorize the Board of Directors to fix the               Mgmt          For                            For
       remuneration of the Directors

4.     Appoint Ernst & Young as the Auditors for the             Mgmt          For                            For
       ensuing year and authorize the Board of Directors
       to fix their remuneration

5.A    Authorize the Directors during the relevant               Mgmt          For                            For
       period as specified, subject to this resolution,
       of all the powers of the Company to repurchase
       shares of HKD 0.10 each in the capital of the
       Company on the Stock Exchanges of Hong Kong
       Limited the  Stock Exchange  or on any other
       stock exchanges on which the securities of
       the Company may be listed and recognized by
       the Securities and the Futures Commission of
       Hong Kong and the Stock Exchange for this purpose,
       subject to and in accordance with all applicable
       Laws and the requirements of the Rules governing
       the Listing of Securities on the Stock Exchange
       or of any other stock exchanges as amended
       from time to time; the aggregate nominal amount
       of the shares of the Company which the Directors
       are authorized to repurchase pursuant to the
       approval of this resolution during the relevant
       period as specified shall not exceed 10%
       of the aggregate nominal amount of the issued
       share capital of the Company as at the date
       of passing this resolution, and the said approval
       shall be limited accordingly; and Authority
       expires the earlier of the conclusion of the
       next AGM of the Company or the expiration of
       the period within which the next AGM of the
       Company is required by the By-Laws of the Company
       or any applicable Law to be held

5.B    Authorize the Directors during the relevant               Mgmt          Against                        Against
       period as specified, subject to this resolution,
       of all the powers of the Company to allot,
       issue and deal with any unissued shares in
       the capital of the Company and to make or grant
       offers, agreements and options including bonds,
       warrants and debentures, notes and any securities
       which carry rights to subscribe for or are
       convertible into shares in the Company which
       would or might require the exercise of such
       power; the aggregate nominal amount of share
       capital allotted and issued or agreed conditionally
       or unconditionally to be allotted and issued
       by the Directors pursuant to the approval of
       this resolution, otherwise than pursuant to
       (i) a Rights Issue; (ii) an issue of shares
       as scrip dividends in accordance with the By-Laws
       from time to time; or (iii) an issue of shares
       upon the exercise of rights of subscription
       or conversion under the terms of any bonds,
       warrants, debenture, notes and any securities
       which carry rights to subscribe for or are
       convertible into shares in the Company; or
       (iv) an issue of shares under any Option Scheme
       or similar arrangement for the time being adopted
       for the grant or issue to officers and/or employees
       of the Company and/or any of its subsidiaries
       and/or any other participants of shares or
       rights to acquire shares in the Company, shall
       not exceed 20% of the aggregate nominal amount
       of the issued share capital of the Company
       as at the date of passing this resolution,
       and the said approval shall be limited accordingly;
       and Authority expires the earlier of the conclusion
       of the next AGM of the Company or the expiration
       of the period within which the next AGM of
       the Company is required by the By-Laws or any
       applicable Law to be held

5.C    Authorize the Directors, subject to the passing           Mgmt          Against                        Against
       of ordinary resolutions numbers 5.A and 5.B
       set out in the notice convening this meeting,
       to allot, issue and deal with any unissued
       shares and to make or grant offers, agreements
       and options which might require the exercise
       of such powers pursuant to ordinary resolution
       number 5.B set out in the notice convening
       this meeting be and is hereby extended by the
       addition thereto of an amount representing
       the aggregate nominal amount of shares in the
       capital of the Company repurchased by the Company
       under the authority granted pursuant to ordinary
       resolution number 5.A set out in the notice
       convening this meeting, provided that such
       amount of shares shall not exceed 10% of the
       aggregate nominal amount of the issued share
       capital of the Company as at the date of passing
       the said resolution

S.6    Approve, subject to and conditional upon the              Mgmt          For                            For
       approval of the Registrar of Companies of Bermuda,
       to change the name of the Company to the  SRE
       Group Limited  and subject to the new English
       name of the Company becoming effective, be
       adopted as its new Chinese name for identification
       purpose only; and authorize the Directors of
       the Company to do all such acts, deeds, and
       things as they may, in their absolute discretion,
       deem fit in order to effect such change of
       name

S.7    Amend, subject to the passing of the Special              Mgmt          For                            For
       Resolution number (6) set out in this notice,
       By-Laws 1, 86.(6) and 157, as specified




--------------------------------------------------------------------------------------------------------------------------
 SHANGRI-LA ASIA LTD                                                                         Agenda Number:  701229191
--------------------------------------------------------------------------------------------------------------------------
        Security:  G8063F106
    Meeting Type:  AGM
    Meeting Date:  23-May-2007
          Ticker:
            ISIN:  BMG8063F1068
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the audited financial statements and              Mgmt          For                            For
       the reports of the Directors and the Auditors
       for the YE 31 DEC 2006

2.     Declare a final dividend for the YE 31 DEC 2006           Mgmt          For                            For

3.i    Re-elect Mr. Giovanni Angelini as a Director              Mgmt          For                            For

3.ii   Re-elect Mr. Ho Kian Guan as a Director                   Mgmt          For                            For

3.iii  Re-elect Mr. Roberto V. Ongpin as a Director              Mgmt          For                            For

3.iv   Re-elect Mr. Timothy David Dattels as a Director          Mgmt          For                            For

4.     Approve to fix Directors  fees including fees            Mgmt          For                            For
       payable to Members of the Audit and Remuneration
       Committees

5.     Re-appoint Messrs. PricewaterhouseCoopers as              Mgmt          For                            For
       the Auditors and authorize the Directors of
       the Company to fix their remuneration

6.A    Authorize the Directors of the Company, to allot          Mgmt          Against                        Against
       and issue additional shares in the share capital
       of the Company and to make or grant offers,
       agreements and options which would or might
       require the exercise of such power during and
       after the relevant period, not exceeding 20%
       of the aggregate nominal amount of the share
       capital of the Company in issue as at the date
       of the passing of this resolution and the said
       approval shall be limited accordingly, otherwise
       than pursuant to: i) a rights issue as specified;
       ii) the exercise of any option under any Share
       Option Scheme or similar arrangement for the
       grant or issue to option holders of shares
       in the Company; iii) any scrip dividend scheme
       or similar arrangement providing for the allotment
       of shares in lieu of the whole or part of a
       dividend on shares of the Company in accordance
       with the Bye-laws of the Company; iv) the exercise
       of any conversion rights attaching to the Zero
       Coupon Guaranteed Convertible Bonds due 2009
       issued by Shangri-La Finance Limited; and (v)
       any specific authority; Authority expires
       the earlier at the conclusion of the next AGM
       of the Company or the expiration of the period
       within which the next AGM of the Company is
       required by the Bye-laws of the Company or
       any applicable Laws of Bermuda to be held

6.B    Authorize the Directors of the Company to repurchase      Mgmt          For                            For
       its own shares on The Stock Exchange of Hong
       Kong Limited the HKSE or on any other stock
       exchange on which the shares of the Company
       may be listed and recognized by the Securities
       and Futures Commission of Hong Kong and the
       HKSE for this purpose or on the Singapore Exchange
       Securities Trading Limited, subject to and
       in accordance with all applicable Laws and
       the requirements of the Rules Governing the
       Listing of Securities on the HKSE or that of
       any other stock exchange as amended from time
       to time as the case may be, during the relevant
       period, not exceeding 10% of the aggregate
       nominal amount of the share capital of the
       Company in issue as at the date of the passing
       of this resolution; Authority expires the
       earlier at the conclusion of the next AGM of
       the Company or the expiration of the period
       within which the next AGM of the Company is
       required by the Bye-Laws of the Company or
       any applicable Laws of Bermuda to be held

6.C    Approve, conditional upon the passing of Resolution       Mgmt          Against                        Against
       Number 6.B, to extend the general mandate granted
       to the Directors of the Company and for the
       time being in force to exercise the powers
       of the Company to allot shares, by the addition
       to the aggregate nominal amount of the share
       capital which may be allotted or agreed conditionally
       or unconditionally to be allotted by the Directors
       of the Company pursuant to such general mandate
       of an amount representing the aggregate nominal
       amount of the share capital of the Company
       repurchased by the Company under the authority
       granted by the Resolution Number 6.B, provided
       that such amount shall not exceed 10% of the
       aggregate nominal amount of the share capital
       of the Company in issue as at the date of the
       passing of this resolution




--------------------------------------------------------------------------------------------------------------------------
 SINGAPORE LD LTD                                                                            Agenda Number:  701198776
--------------------------------------------------------------------------------------------------------------------------
        Security:  V80978113
    Meeting Type:  AGM
    Meeting Date:  24-Apr-2007
          Ticker:
            ISIN:  SG1S69002321
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the Directors  report and               Mgmt          For                            For
       audited financial statements for the YE 31
       DEC 2006

2.     Declare a final dividend of 20 cents and a special        Mgmt          For                            For
       dividend of 25 cents per share, less Singapore
       Income Tax at 18% for the YE 31 DEC 2006

3.     Approve the Directors  fees of SGD 297,314 for            Mgmt          For                            For
       the YE 31 DEC 2006

4.A    Re-elect Mr. James L. Go as a Director, who               Mgmt          Against                        Against
       retires by rotation pursuant to Article 109
       of the Company s Articles of Association

4.B    Re-elect Mr. Lance Y. Gokongwei as a Director,            Mgmt          Against                        Against
       who retires by rotation pursuant to Article
       109 of the Company s Articles of Association

4.C    Re-elect Mr. Gwee Lian Kheng as a Director,               Mgmt          Against                        Against
       who retires by rotation pursuant to Article
       109 of the Company s Articles of Association

4.D    Re-elect Miss Pang Cheng Lian as a Director,              Mgmt          Against                        Against
       who retires by rotation pursuant to Article
       109 of the Company s Articles of Association

5.A    Re-appoint Mr. Wee Cho Yaw as a Director, who             Mgmt          Against                        Against
       retires under Section 153 (6) of the Companies
       Act, Capter 50, until the next AGM

5.B    Re-appoint Mr. John Gokongwei Jr. as a Director,          Mgmt          Against                        Against
       who retires under pursuant to Section 153 (6)
       of the Companies Act, Capter 50, until the
       next AGM

5.C    Re-appoint Mr. Tan Boon Teik as a Director,               Mgmt          Against                        Against
       who retires under pursuant to Section 153 (6)
       of the Companies Act, Capter 50, until the
       next AGM

5.D    Re-appoint Mr. Hwang Soo Jin as a Director,               Mgmt          Against                        Against
       who retires under pursuant to Section 153 (6)
       of the Companies Act, Capter 50, until the
       next AGM

5.E    Re-appoint Mr. Gabriel C. Singson, Alternate              Mgmt          Against                        Against
       Director to Mr. Perry L. Pe, who retires under
       pursuant to Section 153 (6) of the Companies
       Act, Capter 50, until the next AGM

6.     Re-appoint Messrs. PricewaterhouseCoopers as              Mgmt          For                            For
       the Auditors and authorize the Directors to
       fix their remuneration

7.     Authorize the Directors of the Company, pursuant          Mgmt          For                            For
       to Section 161 of the Companies Act, Chapter
       50 and the listing rules of the Singapore Exchange
       Securities Trading Limited SGX-ST Listing
       Manual, to issue shares including the issue
       of shares pursuant to offers, agreements or
       options made or granted by the Company and
       convertible securities including the making
       and granting of offers, agreements or options
       which would or which might require shares to
       be issued or allotted, the aggregate number
       of shares and convertible securities issued
       pursuant to this resolution to shareholders
       on a pro rata basis not exceeding 50% of the
       issued share capital of the Company, and under
       circumstances where Members of the Company
       are not given an opportunity to participate
       in such an issue, offer, agreement or option
       referred to as specified, not exceeding 20%
       of the issued share capital of the Company;
       and the percentage of issued share capital
       shall be calculated based on the Company s
       issued share capital at the time of the passing
       of this resolution after adjusting for new
       shares arising from the conversion or exercise
       of convertible securities or exercising share
       options or vesting of share awards outstanding
       or substituting at the time of the passing
       of this resolution in compliance with Part
       VIII of Chapter 8 of the SGX-ST Listing Manual,
       and any subsequent consolidation or subdivision
       of shares; Authority expires the earlier of
       the conclusion of the next AGM of the Company
       or the date of the next AGM of the Company
       as required by Law to be held

8.     Transact any other business                               Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 STOCKLAND, SYDNEY NSW                                                                       Agenda Number:  701067820
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q8773B105
    Meeting Type:  AGM
    Meeting Date:  24-Oct-2006
          Ticker:
            ISIN:  AU000000SGP0
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       SPECIAL BUSINESS OF THE STOCKLAND TRUST                   Non-Voting    No vote

S.1    Amend the Constitution of Stockland Trust in              Mgmt          For                            For
       accordance with the provisions of the Supplemental
       Deed Poll No 11 as specified; and authorize
       Stockland Trust Management Limited  STML  to
       execute the Supplemental Deed Poll No 11 and
       lodge it with the Australian Securities and
       Investment Commission

       ORDINARY BUSINESS OF THE STOCKLAND CORPORATION            Non-Voting    No vote
       LIMITED

2.     Receive the annual financial report, including            Non-Voting    No vote
       the Directors  report and the financial statements
       for the YE 30 JUN 2006, together with the Auditors
       report

3.     Re-elect Ms. Lyn Gearing as a Director of the             Mgmt          For                            For
       Company, who retires in accordance with the
       Company s Constitution

4.     Re-elect Mr. Terry Williamson as a Director               Mgmt          For                            For
       of the Company, who retires in accordance with
       the Company s Constitution

5.     Approve the Company s remuneration report for             Mgmt          For                            For
       the FYE 30 JUN 2006

       SPECIAL BUSINESS OF THE STOCKLAND TRUST AND               Non-Voting    No vote
       STOCKLAND CORPORATION LIMITED

6.     Approve, for all the purposes under the Corporations      Mgmt          For                            For
       Act and the Listing Rules of the Australian
       Stock Exchange Limited for: the establishment
       of a plan, to be called the Stockland Tax Exempt
       Employee Security Plan  TEP  for the provision
       of incentives to employees of the Company and
       its subsidiaries; the issue or transfer of
       Stockland stapled securities to employee under
       the TEP; and the provisions of benefits to
       those employees under the TEP,  in accordance
       with the TEP Rules as specified with such changes
       if any  as the Board may consider necessary,
       expedient or desirable to make the TEP fully
       compliant with the proposed new tax legislation
       relating to the tax treatment of stapled securities
       provided to employees under an Employee Security
       Option or Rights Plan

7.     Approve, for all purposes under the Corporations          Mgmt          For                            For
       Act and the Listing Rules of the Australian
       Stock Exchange Limited for: the establishment
       of a plan, to be called the Stockland Non-Executive
       Director Security Acquisition Plan  NED Plan
       for the provision of Stockland Stapled Securities
       under a fee sacrifice arrangement to the Non-Executive
       Directors of the Company and its subsidiaries;
       the issue or transfer of Stockland Stapled
       Securities to Non-Executive Directors under
       the NED Plan; and the provision of benefits
       to those Non-Executive Directors under the
       NED Plan, in accordance with the Stockland
       Non-Executive Director Security Acquisition
       Plan Rules as specified with such changes
       if any  as the Board may consider necessary,
       expedient or desirable to make the NED Plan
       fully compliant with the proposed new tax legislation
       relating to the tax treatment of stapled securities
       provided to employee under an Employee Security
       Option or Rights Plan

8.     Approve, for all purposes under the Corporations          Mgmt          For                            For
       Act and the Listing Rules of the Australian
       Stock Exchange Limited for: the establishment
       of a plan, to be called the Stockland Performance
       Rights Plan  PRP  for the provision of incentives
       to all senior executives, the majority of senior
       Managers and any other employees of the Company
       and its subsidiaries whom the Board of the
       Company determines to be eligible to participate
       in the PRP  Participants ; the grant of performance
       rights, and the subsequent issue or transfer
       of Stockland Stapled Securities, to participants
       under the PRP; and the provisions of benefits
       to those Participants under the PRP, in accordance
       with the PRP Rules as specified with such changes
       if any  as the Board may consider necessary,
       expedient or desirable to make the PRP fully
       compliant with the proposed new tax legislation
       relating to the tax treatment of stapled securities
       provided to employee under an Employee Security
       Option or Rights Plan

9.     Approve, subject to the approval of Resolution            Mgmt          For                            For
       8, for all purposes under the Corporations
       Act and the Listing Rules of the Australian
       Stock Exchange Limited for: the participation
       in the Stockland Performance Rights Plan by
       Mr. M. Quinn, Managing Director as to 470,000
       performance rights; and the acquisition accordingly
       by Mr. M. Quinn of those performance rights
       and, in consequence of vesting of those performance
       rights, of Stockland Stapled Securities, in
       accordance with the Stockland Performance Rights
       Plan Rules as amended from time to time and
       on the basis as specified

10.    Approve, subject to the approval of Resolution            Mgmt          For                            For
       8, for all purposes under the Corporations
       Act and the Listing Rules of the Australian
       Stock Exchange Limited for: the participation
       in the Stockland Performance Rights Plan by
       Mr. H. Thorburn, Finance Director as to 204,000
       performance rights; and the acquisition accordingly
       by Mr. H. Thorburn of those performance rights
       and, in consequence of vesting of those performance
       rights, of Stockland Stapled Securities, in
       accordance with the Stockland Performance Rights
       Plan Rules as amended from time to time and
       on the basis as specified




--------------------------------------------------------------------------------------------------------------------------
 SUMITOMO REALTY & DEVELOPMENT CO LTD                                                        Agenda Number:  701273459
--------------------------------------------------------------------------------------------------------------------------
        Security:  J77841112
    Meeting Type:  AGM
    Meeting Date:  28-Jun-2007
          Ticker:
            ISIN:  JP3409000001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Retained Earnings                Mgmt          For                            For

2      Amend the Articles of Incorporation                       Mgmt          For                            For

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

4      Appoint a Corporate Auditor                               Mgmt          For                            For

5      Approve Policy regarding Large-scale Purchases            Mgmt          Against                        Against
       of Company Shares




--------------------------------------------------------------------------------------------------------------------------
 SUN HUNG KAI PROPERTIES LTD                                                                 Agenda Number:  701076766
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y82594121
    Meeting Type:  AGM
    Meeting Date:  07-Dec-2006
          Ticker:
            ISIN:  HK0016000132
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the audited financial statements and              Mgmt          For                            For
       the report of the Directors and the Auditors
       for the YE 30 JUN 2006

2.     Declare a final dividend                                  Mgmt          For                            For

3.1.A  Re-elect Sir Sze-yuen Chung as a Director                 Mgmt          For                            For

3.1.B  Re-elect Sir Po-shing Woo as a Director                   Mgmt          For                            For

3.1.C  Re-elect Mr. Kwan Cheuk-yin, William as a Director        Mgmt          For                            For

3.1.D  Re-elect Mr. Lo Chiu-chun, Clement as a Director          Mgmt          For                            For

3.1.E  Re-elect Mr. Kwok Ping-kwong, Thomas as a Director        Mgmt          For                            For

3.2    Approve that the fees to be paid to each Director,        Mgmt          For                            For
       each Vice-Chairman and the Chairman for the
       FY ending 30 JUN 2007 be HKD 100,000, HKD 110,000
       and HKD 120,000

4.     Re-appoint the Auditors and authorize the Board           Mgmt          For                            For
       of Directors of the Company to fix their remuneration

5.     Authorize the Directors of the Company to repurchase      Mgmt          For                            For
       shares of the Company during the relevant period,
       on The Stock Exchange of Hong Kong Limited
       or any other stock exchange recognized for
       this purpose by the Securities and Futures
       Commission of Hong Kong and The Stock Exchange
       of Hong Kong Limited under the Hong Kong Code
       on share repurchases, pursuant to the approval
       of this resolution, not exceeding 10% of the
       aggregate nominal amount of the issued share
       capital of the Company;  Authority expires
       the earlier of the conclusion of next AGM of
       the Company or the expiration of the period
       within which the next AGM of the Company is
       to be held by its Articles of Association or
       by the Laws of Hong Kong

6.     Authorize the Directors to allot, issue and               Mgmt          Against                        Against
       deal with additional shares in the capital
       of the Company and make or grant offers, agreements,
       options, and warrants, during and after the
       relevant period, not exceeding 10% of the aggregate
       nominal amount of the share capital of the
       Company; plus b) the nominal amount of share
       capital repurchased by the Company  up to 10%
       of the aggregate nominal amount of the issued
       share capital of the Company , otherwise than
       pursuant to i) a rights issue; or ii) any option
       scheme or similar arrangement for the time
       being adopted for the grant or issue to officers
       and/or employees of the Company and/or any
       of its subsidiaries of shares or rights to
       acquire shares of the Company ; or iii) any
       scrip dividend or similar arrangement providing
       for the allotment of shares in lieu of the
       whole or part of a dividend on shares of the
       Company in accordance with the Articles of
       Association of the Company;  Authority expires
       the earlier of the conclusion of the next AGM
       of the Company or the expiration of the period
       within which the next AGM is required by its
       Articles of Association or by the Laws of Hong
       Kong to be held

7.     Authorize the Directors to exercise the powers            Mgmt          For                            For
       of the Company referred to in Resolution 6
       in the notice convening this meeting in respect
       of the share capital of the Company




--------------------------------------------------------------------------------------------------------------------------
 TAI CHEUNG HOLDINGS LTD                                                                     Agenda Number:  701034439
--------------------------------------------------------------------------------------------------------------------------
        Security:  G8659B105
    Meeting Type:  AGM
    Meeting Date:  06-Sep-2006
          Ticker:
            ISIN:  BMG8659B1054
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and approve the statement of accounts             Mgmt          No vote
       and the reports of the Directors and the Auditors
       for the YE 31 MAR 2006

2.     Declare a final dividend                                  Mgmt          No vote

3.A    Re-elect Ms. Ivy Sau Ching Chan as a Director             Mgmt          No vote

3.B    Elect Mr. Karl Chi Leung Kwok as a Director               Mgmt          No vote

3.C    Approve to fix the Directors  fees                        Mgmt          No vote

4.     Re-appoint Messrs PricewaterhouseCoopers as               Mgmt          No vote
       the Auditors of the Company and approve to
       fix their remuneration by the Directors

5.     Authorize the Directors of the Company to repurchase      Mgmt          No vote
       shares of HKD 0.10 each in capital of the Company
       during the relevant period, on The Stock Exchange
       of Hong Kong Limited  Stock Exchange  or on
       any other stock exchange on which the securities
       of the Company may be listed and recognized
       by the Securities and Futures Commission of
       Hong Kong and the Stock Exchange for this purpose,
       subject to and in accordance with all applicable
       laws and requirements of the rules governing
       the Listing of Securities on the Stock Exchange
       or of any other stock exchange as amended from
       time to time, not exceeding 10% of the aggregate
       nominal amount of the issued share capital
       of the Company as at the date of the passing
       of this resolution;  Authority expires the
       earlier of the conclusion of the next AGM of
       the Company or the expiration of the period
       within which the next AGM of the Company is
       required by the Bye-laws of the Company or
       any applicable Law to be held

6.     Authorize the Directors of the Company to allot,          Mgmt          No vote
       issue and deal with any unissued shares in
       the capital of the Company and make or grant
       offers, agreements and options  including bonds,
       warrants and debentures, notes and any securities
       which carry rights to subscribe for or are
       convertible into shares of the Company  during
       and after the relevant period, not exceeding
       20% of the aggregate nominal amount of the
       issued share capital of the Company as at the
       date of the passing of this resolution, otherwise
       than pursuant to i) a rights issue; or ii)
       an issue of shares as scrip dividends in accordance
       with the Bye-laws of the Company from time
       to time; or iii) an issue of shares upon the
       exercise of rights of subscription or conversion
       under the terms of any bonds, warrants, debenture,
       notes and any securities which carry rights
       to subscribe for or are convertible into shares
       of the Company ; or iv) an issue of shares
       under any Option Scheme or similar arrangement
       for the time being adopted for the grant or
       issue to the grantees, as specified in such
       scheme or similar arrangement of shares or
       rights to acquire shares of the Company;  Authority
       expires the earlier of the conclusion of the
       next AGM of the Company or the expiration of
       the period within which the next AGM of the
       Company is required by the Bye-Laws of the
       Company or any applicable Law is to be held

7.     Approve, subject to the passing of Resolutions            Mgmt          No vote
       5 and 6, to add the aggregate nominal amount
       of the share capital of the Company repurchased
       by the Company pursuant to Resolution 6, to
       the aggregate nominal amount of the shares
       which may be allotted or agreed conditionally
       or unconditionally to be allotted by the Directors
       of the Company pursuant to Resolution 5, provided
       that the amount of share capital repurchased
       by the Company shall not exceed 10% of the
       aggregate nominal amount of the issued share
       capital of the Company at the date of passing
       this resolution

S.8    Amend Bye-laws 63, 83(2), 83(4) and 84(2) of              Mgmt          No vote
       the Company as specified




--------------------------------------------------------------------------------------------------------------------------
 THE WHARF (HOLDINGS) LTD                                                                    Agenda Number:  701228276
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y9551M108
    Meeting Type:  AGM
    Meeting Date:  25-May-2007
          Ticker:
            ISIN:  HK0004000045
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and approve the financial statements              Mgmt          For                            For
       and the reports of the Directors and the Auditors
       for the YE 31 DEC 2006

2.     Declare a final dividend for the YE 31 DEC 2006           Mgmt          For                            For

3.a    Re-elect Mr. Gonzaga W.J. Li as a Director,               Mgmt          For                            For
       who retires by rotation

3.b    Re-elect Mr. T.Y. Ng as a Director, who retires           Mgmt          For                            For
       by rotation

3.c    Re-elect Mr. James E. Thompson as a Director,             Mgmt          For                            For
       who retires by rotation

4.     Re-appoint KPMG as the Auditors of the Company            Mgmt          For                            For
       and authorize the Directors to fix their remuneration

5.     Authorize the Directors of the Company, to purchase       Mgmt          For                            For
       shares in the capital of the Company during
       the relevant period, on The Stock Exchange
       of Hong Kong Limited or any other stock exchange
       recognized for this purpose by the Securities
       and Futures Commission of Hong Kong and the
       Stock Exchange of Hong Kong Limited under the
       Code on share repurchases, not exceeding 10%
       of the aggregate nominal amount of the issued
       share capital of the Company; Authority expires
       the earlier of the conclusion of the AGM of
       the Company or the expiration of the period
       within which the next AGM of the Company is
       required by law to be held

6.     Authorize the Directors of the Company to allot,          Mgmt          Against                        Against
       issue and deal with additional shares in the
       capital of the Company and to make or grant
       offers, agreements, options, warrants and other
       securities during and after the relevant period,
       not exceeding 20% of the aggregate nominal
       amount of the issued share capital of the Company;
       and the nominal amount of share capital of
       the Company repurchased by the Company subsequent
       to the passing of this Resolution up to a
       maximum equivalent to 10% of the aggregate
       nominal amount of the share capital of the
       Company, otherwise than pursuant to: i) any
       executive or employee share option or incentive
       scheme; or ii) a right issue; or iii) any scrip
       dividend or similar arrangement; Authority
       expires the earlier of the conclusion of the
       next AGM of the Company or the expiration of
       the period within which the next AGM is to
       be held by law

7.     Approve, to extend the general mandate granted            Mgmt          Against                        Against
       to the Directors of the Company to allot, issue
       and deal with any additional shares of the
       Company pursuant to Resolution 6, by the addition
       thereto of an amount representing the aggregate
       nominal amount of the share capital of the
       Company repurchased by the Company pursuant
       to Resolution 5, provided that such extended
       amount shall not exceed 10% of the aggregate
       nominal amount of the share capital of the
       Company in issue at the date of passing this
       Resolution




--------------------------------------------------------------------------------------------------------------------------
 WESTFIELD GROUP, SYDNEY NSW                                                                 Agenda Number:  701189842
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q97062105
    Meeting Type:  AGM
    Meeting Date:  03-May-2007
          Ticker:
            ISIN:  AU000000WDC7
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the Company s financial statements and            Non-Voting    No vote
       the reports for the YE 31 DEC 2006

2.     Approve the Company s remuneration report for             Mgmt          For                            For
       the YE 31 DEC 2006

3.     Re-elect Mr. Roy. L. Furman as a Director of              Mgmt          For                            For
       the Company, who retires by rotation in accordance
       with the Company s Constitution

4.     Re-elect Mr. Frederick.G.Hilmer AO as a Director          Mgmt          For                            For
       of the Company, who retires by rotation in
       accordance with the Company s Constitution

5.     Re-elect Mr. Gary H Weiss as a Director of the            Mgmt          For                            For
       Company, who retires by rotation in accordance
       with the Company s Constitution



* Management position unknown


SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Cohen & Steers Asia Pacific Realty Shares, Inc.
By (Signature)       /s/ Adam M. Derechin
Name                 Adam M. Derechin
Title                President
Date                 08/29/2007